SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc. The report covers the six-month period from October 1, 1998 through March 31, 1999, and includes commentary by the fund's portfolio manager, followed by the portfolio of investments and financial statements.

During the reporting period, the fund's diversified portfolio of high-quality, investment grade bonds produced a total return of (0.40%) 1 for Institutional Shares and (0.54%)1 for Institutional Service Shares. Dividends and capital gains paid by the fund during this period totaled $0.31 per share and $0.02 per share, respectively, for Institutional Shares and $0.29 per share and $0.02 per share, respectively, for Institutional Service Shares. Net asset value for both share classes declined by $0.37 to end the period at $10.53. The fund's total net assets reached $142.3 million on the last day of the reporting period.

We appreciate your participation in the total return opportunities of Federated Total Return Bond Fund. As always, we welcome your questions and comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

May 15, 1999

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Federated Total Return Bond Fund represents a high quality, fixed income portfolio combining the various fixed income asset classes. Investments are concentrated in U.S. Treasury, government agency, and high quality, corporate debt securities. The fund may also allocate some of its assets in the high yield corporate and international bond sectors. 1

For the six-month reporting period ended March 31, 1999, the high quality fixed income environment demonstrated a complete reversal of the months immediately preceding (i.e., the summer of 1998). Recall that over the summer months, the financial markets were reacting to a widespread global economic crisis which included parts of Asia, Russia and Latin America. In the crisis mode, a massive "flight to quality" created a rush of cash into U.S. Treasury securities, which had outperformed most investments worldwide. Over the past six months, however, confidence in global financial markets was largely restored, due in no small part to over 100 instances of interest rate reductions by central banks around the world. With increased liquidity and confidence came significant rebounds into those asset classes, which had fallen sharply in value over the summer of 1998-namely global equity markets, emerging debt markets and domestic high yield securities.

Given the rebound in the higher risk asset classes, the high quality bond markets lost their position as a "safety net" and domestic interest rates rose across the entire maturity spectrum. As points of reference over the six month reporting period, the 2-year, 5-year, 10-year and 30-year treasury securities rose 71 basis points, 88 basis points, 82 basis points and 66 basis points in yield, respectively. Thus, the past six months was one of a negative total return for most high quality bond sectors- treasuries, agencies and high quality corporates. The two exceptions were the mortgage and asset-backed markets, which did generate positive returns as prepayment fears and credit concerns, respectively lessened significantly over the past six months.

In terms of bond sector relative performance, pure U.S. Treasuries were the worst performers, which is typical of a strong economic growth environment. Agencies and high grade corporates outperformed treasuries but still delivered negative total returns.

For much of the past six months, the fund was generally slightly long of its duration target (a negative contributor to performance) but overweight in the corporate sector (a positive contributor to performance). In total, the negative effects of the higher interest rate exposure (longer duration target) offset the positive effects of higher credit exposure (corporate bond overweight) to create a modest six-month negative return of (0.40%) 2 for Institutional Shares and (0.54%)2 for Institutional Service Shares. This compared to the Lehman Brothers Aggregate Bond Index,3 which had a (0.16%) return for the six-month period ended March 31, 1999.

1 Special risks are associated with investments in high yield and international securities.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

3 The Lehman Brothers Aggregate Bond Index is an unmanaged index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Investments cannot be made in the index.

Last Meeting of Shareholders

The Annual Meeting of Shareholders of Federated Total Return Series, Inc. (the "Corporation") was held on March 23, 1999. On January 22, 1999, the record date for shareholders voting at the meeting, there were 24,102,378 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

To elect Directors. 1



                                         WITHHELD
                                         AUTHORITY

                            FOR          TO VOTE

Thomas G. Bigley            18,104,839    35,879
Nicholas P. Constantakis    18,138,428     2,290
John F. Cunningham          18,138,428     2,290
J. Christopher Donahue      18,138,428     2,290
Charles F. Mansfield, Jr.   18,138,428     2,290
John E. Murray, Jr.         18,138,428     2,290
John S. Walsh               18,138,428     2,290


1 The following Directors of the Corporation continued their terms as Directors of the Corporation: John F. Donahue, John T. Conroy, Jr., Lawrence
D. Ellis, M.D., Peter E. Madden, and Majorie P. Smuts.

AGENDA ITEM 2

To ratify the selection of Ernst & Young LLP as the Corporation's independent auditors.



FOR          AGAINST   ABSTENTIONS
18,110,860   215       29,642


Portfolio of Investments

MARCH 31, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                VALUE

                   CORPORATE BONDS-31.8%

                   AUTOMOTIVE-2.2%
  $ 2,000,000      Dana Corp., Note, 7.00%,

                   3/1/2029                       $   1,953,560
    1,250,000      Meritor Automotive,
                   Inc., Note, 6.80%,

                   2/15/2009                          1,243,200
                   TOTAL                              3,196,760

                   BANKING-1.9%
      400,000 1, 2 CIBC Capital Funding LP,

                   Bank Guarantee, 6.40%,

                   12/17/2004                           400,300
      725,000 1, 2 Den Danske Bank Group,
                   Sub. Note, 7.25%,

                   6/15/2005                            756,146
      260,000      FirstBank Puerto Rico,
                   Sub. Note, 7.625%,

                   12/20/2005                           256,235
      550,000      GreenPoint Bank, Sr.
                   Note, 6.70%, 7/15/2002               555,791
      100,000      National Bank of Canada,
                   Montreal, Sub. Note,

                   8.125%, 8/15/2004                    105,567
      350,000      Republic New York Corp.,
                   Sub. Note, 7.75%,

                   5/15/2009                            383,579
      300,000      Summit Bancorp, Bond,
                   8.40%, 3/15/2027                     317,202
                   TOTAL                              2,774,820

                   BEVERAGE & TOBACCO-0.4%
      275,000      Anheuser-Busch Cos.,

                   Inc., Note, 7.00%,

                   9/1/2005                             283,420
      260,000      Philip Morris Cos.,
                   Inc., Deb., 6.00%,

                   11/15/1999                           261,097
                   TOTAL                                544,517

                   CABLE TELEVISION-0.6%
      400,000      Continental Cablevision,

                   Sr. Deb., 9.50%,

                   8/1/2013                             477,096
      300,000      TKR Cable, Inc., Deb.,
                   10.50%, 10/30/2007                   325,374
                   TOTAL                                802,470

                   CHEMICALS & PLASTICS-
                   0.4%

      500,000      Du Pont (E.I.) de Nemours
                   & Co., Note, 6.50%,

                   9/1/2002                             510,840
                   CONSUMER PRODUCTS-0.4%

      500,000      Hershey Foods Corp.,

                   6.95%, 8/15/2012                     539,815
                   ECOLOGICAL SERVICES &

                   EQUIPMENT-1.1%
      750,000      USA Waste Services,

                   Inc., Note, 6.125%,

                   7/15/2001                            755,617
      300,000      USA Waste Services,
                   Inc., Sr. Note, 7.00%,

                   10/1/2004                            311,013
      500,000      WMX Technologies, Inc.,
                   Deb., 8.75%, 5/1/2018                552,795
                   TOTAL                              1,619,425

                   EDUCATION-0.9%
    1,250,000      Boston University,

                   7.625%, 7/15/2097                  1,322,962

PRINCIPAL

AMOUNT                                                VALUE

                   CORPORATE BONDS-continued

                   ELECTRONICS-0.7%
 $    600,000      Anixter International,

                   Inc., Company Guarantee,
                   8.00%, 9/15/2003              $      624,792

      300,000      Harris Corp., Deb.,

                   10.375%, 12/1/2018                   317,037
                   TOTAL                                941,829

                   FINANCE - AUTOMOTIVE-
                   0.7%

      485,000      Chrysler Financial
                   Corp., Deb., 13.25%,

                   10/15/1999                           507,334
      500,000      Ford Motor Credit Corp.,
                   Unsub., 6.875%, 6/5/2001             506,066
                   TOTAL                              1,013,400

                   FINANCIAL
                   INTERMEDIARIES-2.6%

      500,000      Amvescap PLC, Sr. Note,

                   6.60%, 5/15/2005                     495,440

      400,000      Bankers Trust New York
                   Corp., Sub. Note, 8.25%,

                   5/1/2005                             432,864

    1,000,000      Donaldson, Lufkin and
                   Jenrette Securities
                   Corp., Sr. Note, 5.875%,

                   4/1/2002                             997,070
      400,000      FINOVA Capital Corp.,
                   Note, 7.40%, 6/1/2007                424,344
      400,000      Green Tree Financial
                   Corp., Sr. Sub. Note,

                   10.25%, 6/1/2002                     426,320

      275,000      Lehman Brothers
                   Holdings, Inc., Note,

                   6.90%, 1/29/2001                     277,725

      250,000      Lehman Brothers
                   Holdings, Inc., Note,

                   8.50%, 8/1/2015                      266,100
      300,000      Salomon, Inc., Sr. Note,
                   7.75%, 5/15/2000                     306,915
                   TOTAL                              3,626,778

                   FINANCIAL SERVICES-0.2%

      250,000      Associates Corp. of
                   North America, Sr. Note,

                   9.125%, 4/1/2000                     258,967
                   FOREST PRODUCTS-2.3%

      300,000      Container Corp. of
                   America, Sr. Note,

                   11.25%, 5/1/2004                     318,000
    1,300,000      Fort James Corp., Sr.
                   Note, 6.234%, 3/15/2001            1,309,256
    1,500,000      Quno Corp., Sr. Note,
                   9.125%, 5/15/2005                  1,597,305
                   TOTAL                              3,224,561

                   HEALTHCARE-0.3%
      500,000 1, 2 Tenet Healthcare Corp.,

                   Sr. Sub., 8.125%,

                   12/1/2008                            495,000
                   INDUSTRIAL PRODUCTS &

                   EQUIPMENT-2.0%

    2,185,000      Figgie International
                   Holdings, Inc., Sr.

                   Note, 9.875%, 10/1/1999            2,217,622
      575,000      Southdown, Inc., Sr.
                   Sub. Note, 10.00%,

                   3/1/2006                             642,913
                   TOTAL                              2,860,535

                   INSURANCE-2.8%
      250,000      Conseco, Inc., Note,

                   6.40%, 2/10/2003                     242,767
      250,000      Conseco, Inc., Sr. Note,
                   10.50%, 12/15/2004                   282,705
      600,000      Delphi Financial Group,
                   Inc., 9.31%, 3/25/2027               563,202

PRINCIPAL

AMOUNT                                                  VALUE

                   CORPORATE BONDS-continued

                   INSURANCE-CONTINUED
 $    400,000      Delphi Financial Group,

                   Inc., Note, 8.00%,

                   10/1/2003                     $      410,024
      300,000 1, 2 Equitable Life Assurance
                   SOC, Note, 7.70%,

                   12/1/2015                            319,032
      400,000      Hartford Life, Inc.,
                   Note, 7.10%, 6/15/2007               418,176
      360,000 1, 2 Life Re Capital Trust I,
                   Company Guarantee,

                   8.72%, 6/15/2027                     390,960
      250,000      SunAmerica, Inc., Sr.
                   Note, 6.20%, 10/31/1999              251,445
    1,000,000 1, 2 Union Central Life
                   Insurance Co., Note,

                   8.20%, 11/1/2026                   1,070,820
                   TOTAL                              3,949,131

                   LEISURE & ENTERTAINMENT-
                   0.9%

    1,250,000      Paramount
                   Communications, Inc.,
                   Sr. Deb., 8.25%,

                   8/1/2022                           1,327,163
                   MACHINERY & EQUIPMENT-

                   0.5%
      500,000      Caterpillar, Inc., Deb.,

                   9.75%, 6/1/2019                      528,505
      250,000      Continental Airlines,
                   Inc., Pass Thru Cert.,
                   Series 1997-4 B, 6.90%,

                   1/2/2017                             249,773
                   TOTAL                                778,278

                   METALS & MINING-1.4%
      450,000      Barrick Gold Corp.,

                   Deb., 7.50%, 5/1/2007                475,659
      150,000      Inco Ltd., Note, 9.60%,
                   6/15/2022                            156,099
    1,200,000 1, 2 Normandy Finance Ltd.,
                   Company Guarantee,

                   7.50%, 7/15/2005                   1,181,100
      225,000      Santa Fe Pacific Gold,
                   Note, 8.375%, 7/1/2005               227,187
                   TOTAL                              2,040,045

                   OIL & GAS-1.4%
      250,000      Husky Oil Ltd., Sr. Note,

                   7.125%, 11/15/2006                   245,285

      625,000      Occidental Petroleum
                   Corp., Note, 8.50%,

                   9/15/2004                            632,881

      265,000      Occidental Petroleum
                   Corp., Sr. Note,

                   10.125%, 11/15/2001                  286,855
      250,000      Phillips Petroleum Co.,
                   Deb., 9.18%, 9/15/2021               272,293
      515,000      Sun Co., Inc., Note,
                   8.125%, 11/1/1999                    522,941
                   TOTAL                              1,960,255

                   PHARMACEUTICAL-0.6%

      480,000      American Home Products
                   Corp., Note, 7.70%,

                   2/15/2000                            490,003
      400,000      Lilly (Eli) & Co.,
                   Unsecd. Note, 6.57%,

                   1/1/2016                             404,340
                   TOTAL                                894,343
                   PRINTING & PUBLISHING-0.2%
      300,000      News America Holdings,
                   Inc., Company Guarantee,

                   8.00%, 10/17/2016                    325,425
                   REAL ESTATE-0.5%

      750,000      Sun Communities, Inc.,
                   Medium Term Note, 6.77%,

                   5/16/2005                            718,943

PRINCIPAL

AMOUNT                                                 VALUE

                   CORPORATE BONDS-

continued

                   RETAILERS-1.6%

 $    634,931      K Mart Corp., Pass Thru

                   Cert., 8.54%, 1/2/2015        $      666,367
      650,000      Shopko Stores, Inc.,
                   8.50%, 3/15/2002                     685,016
      400,000      Shopko Stores, Inc., Sr.
                   Note, 9.25%, 3/15/2022               472,108
      400,000      Wal-Mart Stores, Inc.,
                   Unsecd. Note, 7.50%,

                   5/15/2004                            431,056
                   TOTAL                              2,254,547

                   SERVICES-0.3%
      500,000      Stewart Enterprises,

                   Inc., Note, 6.40%,

                   5/1/2003                             487,520
                   SOVEREIGN GOVERNMENT-

                   1.1%
    1,350,000      Quebec, Province of,

                   11.00%, 6/15/2015                  1,489,266
                   SURFACE TRANSPORTATION-

                   0.3%

      400,000      Trans Ocean Container
                   Corp., Sr. Sub. Note,

                   12.25%, 7/1/2004                     432,436
                   TECHNOLOGY SERVICES-1.4%

    1,350,000      Dell Computer Corp.,

                   Deb., 7.10%, 4/15/2028             1,351,715
      750,000      National Semiconductor
                   Corp., Conv. Bond,

                   6.50%, 10/1/2002                     626,348
                   TOTAL                              1,978,063

                   TELECOMMUNICATIONS &
                   CELLULAR-0.4%

      500,000      MCI Communications
                   Corp., Sr. Note, 7.125%,

                   1/20/2000                            507,440

                   UTILITIES-1.7%

      600,000      Cincinnati Gas and
                   Electric Co., Note,

                   6.35%, 6/15/2003                     603,660

      100,000      National Rural Utilities
                   Cooperative Finance
                   Corp., Collateral Trust,

                   5.50%, 1/15/2005                      98,108

    1,000,000      National Rural Utilities
                   Cooperative Finance
                   Corp., Medium Term Note,

                   5.75%, 12/1/2008                     976,870

      500,000      Pacific Gas & Electric
                   Co., 1st Ref. Mtg.,

                   7.875%, 3/1/2002                     527,760
      170,000      Puget Sound Energy,
                   Inc., Medium Term Note,

                   7.02%, 12/1/2027                     175,976
                   TOTAL                              2,382,374

                   TOTAL CORPORATE BONDS
                   (IDENTIFIED COST
                   $45,306,953)  45,257,908
                   ASSET-BACKED SECURITIES-2.0%
                   STRUCTURED PRODUCT
                   (ABS)-1.7%

    1,000,000 1, 2 125 Home Loan Owner Trust
                   1998-1, Class B-1,

                   9.26%, 2/15/2029                     897,190

      750,000      Citibank Credit Card
                   Master Trust 1997-6,
                   Class A, 6.323%,

                   8/15/2006                            546,840

    1,000,000      Green Tree Home Equity
                   Loan Trust 1999-A, Class

                   B2A, 7.44%, 2/15/2029                999,380
                   TOTAL                              2,443,410


PRINCIPAL
AMOUNT

OR SHARES                                                VALUE

                   ASSET-BACKED SECURITIES-continued
                   WHOLE LOAN-0.3%

 $    440,720    1 SMFC Trust Asset-Backed
                   Certificates, Series
                   1997-A, Class 4,
                   7.7191%, 1/28/2025            $      378,041
                   TOTAL ASSET-BACKED
                   SECURITIES (IDENTIFIED
                   COST $2,916,770)  2,821,451
                   GOVERNMENT AGENCIES-4.8%

    1,000,000      Federal Home Loan Bank
                   System, 5.785%,

                   3/17/2003                          1,008,100

    1,700,000      Federal Home Loan Bank
                   System, Sr. Note, 5.80%,

                   9/2/2008                           1,687,760

      175,000      Federal Home Loan
                   Mortgage Corp., 7.90%,

                   9/19/2001                            185,750

      390,000      Federal National
                   Mortgage Association,

                   7.50%, 2/11/2002                     411,883

      500,000      Federal National
                   Mortgage Association,

                   Deb., 6.75%, 7/30/2007               506,420
      350,000      Federal National
                   Mortgage Association,
                   Medium Term Note, 6.71%,

                   7/24/2001                            361,267

      675,000      Private Export Funding

                   Corp., 7.30%, 1/31/2002              705,078
      663,000      Tennessee Valley
                   Authority, Series 93-1,

                   8.625%, 11/15/2029                   673,422

      256,000      Tennessee Valley
                   Authority, Note, 8.625%,

                   11/15/2029                           260,024

    1,000,000      Tennessee Valley
                   Authority, Series C,

                   6.00%, 3/15/2013                     994,230

                   TOTAL GOVERNMENT
                   AGENCIES (IDENTIFIED
                   COST $6,747,305)  6,793,934
                   MUNICIPAL SECURITIES-0.4%

      525,000      Harvard University,
                   Revenue Bonds, 8.125%,
                   4/15/2007 (identified
                   cost $587,910)  617,332
                   MUTUAL FUNDS-34.9%

      599,133      The High Yield Bond

                   Portfolio                          5,643,831
    4,408,888      Federated Mortgage Core
                   Portfolio                         44,000,698

                   TOTAL MUTUAL FUNDS
                   (IDENTIFIED COST
                   $49,700,450)  49,644,529
                   U.S. TREASURY-25.0%
                   U.S. TREASURY BONDS-

                   11.7%

    2,370,000      5.25%, 2/15/2029                   2,242,233
    1,600,000      6.00%, 2/15/2026                   1,627,616
    1,240,000      6.375%, 8/15/2027                  1,327,036
    5,500,000      7.25%, 5/15/2004                   5,987,850
    2,500,000      8.125%, 5/15/2021                  3,175,850
    1,400,000      11.625%, 11/15/2004                1,820,854
      300,000      11.75%, 11/15/2014                   444,126
                   TOTAL                             16,625,565

PRINCIPAL

AMOUNT                                                VALUE

                   U.S. TREASURY-continued
                   U.S. TREASURY NOTES-13.3%

 $  1,750,000      5.75%, 4/30/2003              $    1,783,828
    1,800,000      6.125%, 8/15/2007                  1,882,692
    4,625,000      6.25%, 2/15/2003                   4,793,073
      575,000      6.50%, 5/15/2005                     609,011
    1,900,000      6.50%, 10/15/2006                  2,023,918
    2,250,000      7.00%, 7/15/2006                   2,460,668
    4,750,000      7.875%, 11/15/2004                 5,332,445
                   TOTAL                             18,885,635
                   TOTAL U.S. TREASURY

                   (IDENTIFIED COST
                   $35,574,560)  35,511,200
                   REPURCHASE AGREEMENT-1.5% 3

    2,160,000      ABN AMRO, Inc., 5.05%, dated 3/31/1999, due 4/1/1999 (at
                   amortized cost) 2,160,000 TOTAL INVESTMENTS (IDENTIFIED COST

                   $142,993,948) 4                $ 142,806,354


1 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At March 31, 1999, these securities amounted to $5,888,589 which represents 4.1% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $5,510,548 which represents 3.9% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $142,993,948. The net unrealized depreciation of investments on a federal tax basis amounts to $187,594 which is comprised of $920,808 appreciation and $1,108,402 depreciation at March 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($142,253,996) at March 31, 1999.

The following acronym is used throughout this portfolio:

PLC -Public Limited Company

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 1999 (UNAUDITED)



Total investments in
securities, at value
(identified and tax cost
$142,993,948)                                 $ 142,806,354
Cash                                                  5,894
Income receivable                                 1,990,860
Receivable for
investments sold                                    952,776
Receivable for shares
sold                                                304,477
Deferred organizational
costs                                                 6,340
Prepaid assets                                        4,888
TOTAL ASSETS                                    146,071,589
LIABILITIES:

Payable for investments
purchased                     $ 3,170,037
Income distribution
payable                           647,556
TOTAL LIABILITIES                                 3,817,593

Net assets for
13,509,801 shares

outstanding                                   $ 142,253,996
NET ASSETS CONSIST OF:
Paid in capital                               $ 141,509,322
Net unrealized
depreciation of
investments                                        (187,594)
Accumulated net realized
gain on investments                                 914,927
Undistributed net
investment income                                    17,341
TOTAL NET ASSETS                              $ 142,253,996
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER

SHARE:
INSTITUTIONAL SHARES:

$126,035,458 /

11,969,528 shares

outstanding                                          $10.53

INSTITUTIONAL SERVICE

SHARES:
$16,218,538 / 1,540,273

shares outstanding                                   $10.53


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)



INVESTMENT INCOME:
Dividends                                                       $    404,903
Interest                                                           3,383,064
TOTAL INCOME                                                       3,787,967
EXPENSES:

Investment advisory fee                        $  245,705
Administrative personnel
and services fee                                   77,288
Custodian fees                                      4,190
Transfer and dividend
disbursing agent fees
and expenses                                       25,916
Directors'/Trustees'

fees                                                5,765
Auditing fees                                       5,490
Legal fees                                          1,820
Portfolio accounting
fees                                               29,928
Distribution services
fee-Institutional Shares                              491
Distribution services
fee-Institutional
Service Shares                                     18,512
Shareholder services
fee-Institutional Shares                          134,569
Shareholder services
fee-Institutional
Service Shares                                     18,987
Share registration costs                           20,376
Printing and postage                                7,857
Insurance premiums                                  1,455
Taxes                                               3,776
Miscellaneous                                       7,525
TOTAL EXPENSES                                    609,650
Waivers:
Waiver of investment
advisory fee                  $  (222,099)
Waiver of distribution
services fee-
Institutional Service
Shares                           (15,196)
Waiver of shareholder
services fee-
Institutional Shares            (134,569)
TOTAL WAIVERS                                   (371,864)
Net expenses                                                         237,786
Net investment income                                              3,550,181
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain on
investments                                                          927,191
Net change in unrealized
appreciation of
investments                                                       (5,175,128)
Net realized and
unrealized loss on
investments                                                       (4,247,937)
Change in net assets
resulting from
operations                                                      $   (697,756)


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                 SIX  MONTHS
                                 ENDED              YEAR

                                (unaudited)         ENDED
                                MARCH 31,           SEPTEMBER 30,

                                 1999                 1998
INCREASE (DECREASE) IN

NET ASSETS

OPERATIONS:

Net investment income          $  3,550,181       $  2,803,451
Net realized gain on
investments ($927,191
and $289,634,
respectively, as
computed for federal tax
purposes)                           927,191            289,258
Net change in unrealized
appreciation/depreciatio
n                                (5,175,128)        4,721,298
CHANGE IN NET ASSETS
RESULTING FROM

OPERATIONS                         (697,756)        7,814,007
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares             (3,110,498)       (2,331,285)
Institutional Service
Shares                             (420,564)         (473,640)
Distributions from net
realized gains
Institutional Shares               (203,782)                -
Institutional Service
Shares                               25,543)                -
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                  (3,760,387)        (2,804,925)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                           79,763,891         70,082,146
Proceeds from shares
issued in connection
with the acquisition of
the Federated Bond Index
Fund                                  -             32,686,566 1
Net asset value of shares
issued to shareholders
in payment of
distributions declared              913,980            758,566
Cost of shares redeemed         (45,887,288)       (15,603,573)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                     34,790,583         87,923,705
Change in net assets             30,332,440         92,932,787
NET ASSETS:

Beginning of period             111,921,556         18,988,769
End of period (including
undistributed net
investment income of
$17,341 and
distributions in excess
of net investment income
of
$(1,778), respectively)      $  142,253,996    $    111,921,556


1 Includes $1,196,929 of unrealized appreciation at September 25, 1998, related to the acquisition of the Federated Bond Index Fund.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                             SIX  MONTHS

                             ENDED

                             (unaudited)

                             MARCH  31,  YEAR ENDED SEPTEMBER 30,
                             1999               1998        1997

NET ASSET VALUE,

BEGINNING OF PERIOD          $10.90           $10.32      $10.00
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income          0.31             0.64        0.72
Net realized and
unrealized gain (loss)
on investments                (0.35   )         0.58        0.32
TOTAL FROM INVESTMENT

OPERATIONS                    (0.04   )         1.22        1.04
LESS DISTRIBUTIONS:
Distributions from net
investment income             (0.31   )        (0.64)       0.72)
Distributions from net
realized gain on
investments                   (0.02   )           -          -
TOTAL DISTRIBUTIONS           (0.33   )        (0.64)      (0.72)
NET ASSET VALUE, END OF

PERIOD                       $10.53           $10.90      $10.32
TOTAL RETURN 1                 (0.40  %)        12.21%      10.52%

RATIOS TO AVERAGE NET

ASSETS:

Expenses                       0.35%  2         0.32%       0.01%
Net investment income          5.81%  2         6.03%       7.15%
Expense
waiver/reimbursement 3         0.61%  2         1.09%       4.39%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $126,035        $98,496     $16,700
Portfolio turnover               79   %          75%        101%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                             SIX  MONTHS

                             ENDED

                             (unaudited)

                             MARCH  31,  YEAR ENDED SEPTEMBER 30,
                             1999              1998        1997

NET ASSET VALUE,
BEGINNING OF PERIOD          $10.90        $10.32        $10.00

INCOME FROM INVESTMENT

OPERATIONS:

Net investment income          0.29          0.61          0.69
Net realized and
unrealized gain (loss)
on investments                (0.35   )      0.58          0.32
TOTAL FROM INVESTMENT

OPERATIONS                    (0.06   )      1.19          1.01
LESS DISTRIBUTIONS:
Distributions from net
investment income             (0.29   )     (0.61)        (0.69)
Distributions from net
realized gain on
investments                   (0.02   )       -            -
TOTAL DISTRIBUTIONS           (0.31   )     (0.61)        (0.69)
NET ASSET VALUE, END OF

PERIOD                       $10.53        $10.90        $10.32
TOTAL RETURN 1                (0.54  %)     11.87%        10.22%

RATIOS TO AVERAGE NET

ASSETS:

Expenses                       0.65%  2      0.63%         0.31%
Net investment income          5.57%  2      5.70%         6.71%
Expense
waiver/reimbursement 3         0.56%  2      1.03%         4.59%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $16,219       $13,425       $2,289
Portfolio turnover             79   %        75%           101%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MARCH 31, 1999 (UNAUDITED)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

On September 25, 1998, the Fund acquired all the net assets of the Federated Bond Index Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 2,912,799 Institutional Shares and 102,566 Institutional Service Shares of the Fund (valued at $31,574,746 and $1,111,820, respectively) for the 4,334,809 Institutional Shares and 152,639 Institutional Service Shares of the Acquired Fund outstanding on September 25, 1998. The Acquired Fund's net assets of $31,754,919 and $1,112,347 consisted of $30,893,400 and $603,010 of
Paid in Capital for the Institutional Shares and Institutional Service Shares, respectively, and $1,196,929 of unrealized appreciation, and $173,927 of net realized loss on investments at the date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $65,031,029 and $12,154,342 and $31,754,919 and $1,112,347
for the Institutional Shares and Institutional Service Shares, respectively. Immediately after the acquisiton, the combined aggregate net assets of the Fund were $97,184,464 and $13,261,642 for Institutional Shares and Institutional Service Shares, respectively.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The cost incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at March 31, 1999 is as follows:



SECURITY     ACQUISITION DATE   ACQUISITION COST
SMFC Trust   2/4/1998                   $421,195


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At March 31, 1999, par value shares ($0.001 per share) authorized were as follows:



                               Number of
                               Par Value
                               Capital Stock

CLASS NAME                     Authorized
Institutional Shares           1,000,000,000
Institutional Service Shares   1,000,000,000


Transactions in capital stock were as follows:



                            SIX MONTHS ENDED

                           (unaudited)                        YEAR ENDED
                            MARCH 31, 1999                    SEPTEMBER 30, 1998

INSTITUTIONAL SHARES:       SHARES       AMOUNT                SHARES       AMOUNT
Shares sold                 6,100,816    $  65,150,826         5,715,004    $  58,695,494
Shares issued in
connection with the
acquisition of the
Federated Bond Index
Fund                           -              -                2,912,799       31,574,746
Shares issued to
shareholders in payment
of distributions
declared                       58,372          626,117            35,962          382,408
Shares redeemed            (3,222,689)      (34,254,832)      (1,248,242)     (13,117,236)
NET CHANGE RESULTING
FROM INSTITUTIONAL SHARE

TRANSACTIONS                2,936,499      $  31,522,111       7,415,523    $  77,535,412


                            SIX MONTHS ENDED

                            (unaudited)                        YEAR ENDED
                            MARCH 31, 1999                     SEPTEMBER 30, 1998

INSTITUTIONAL SERVICE

SHARES:                     SHARES         AMOUNT              SHARES         AMOUNT
Shares sold                 1,383,372    $  14,613,065         1,107,366    $  11,386,652
Shares issued in
connection with the
acquisition of the
Federated Bond Index
Fund                           -              -                  102,566        1,111,820
Shares issued to
shareholders in payment
of distributions
declared                      26,849          287,863             35,522          376,158
Shares redeemed           (1,101,179)     (11,632,456)          (235,957)      (2,486,337)
NET CHANGE RESULTING
FROM INSTITUTIONAL

SERVICE SHARE

TRANSACTIONS                 309,042     $   3,268,472         1,009,497    $  10,388,293
NET CHANGE RESULTING

FROM SHARE TRANSACTIONS    3,245,541     $  34,790,583         8,425,020    $  87,923,705


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. Effective March 31, 1999, Federated Management merged into Federated Advisers. On March 31, 1999, the name of Federated Advisers was changed to Federated Investment Management Company ("FIM"). FIM, as investment adviser, may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTION

During the period ended March 31, 1999, the Fund engaged in purchase and sales transactions with funds that have a common investment adviser (or affiliated investment adviser), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $62,776,706 and $15,671,250, respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1999, were as follows:



Purchases     $ 131,135,122
Sales         $  95,534,912


YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

J. CHRISTOPHER DONAHUE

JAMES E. DOWD, ESQ.

LAWRENCE D. ELLIS, M.D.

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Federated Total Return Bond Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 1999

 [Graphic]
 Federated

 Federated Total Return Bond Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 31428Q101

Cusip 31428Q507

G01664-01 (5/99)

 [Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Limited Duration Fund, a portfolio of Federated Total Return Series, Inc. The report covers the six-month period from October 1, 1998 through March 31, 1999, and includes commentary by the fund's portfolio manager, followed by the portfolio of investments and financial statements.

During the reporting period, the fund's diversified portfolio of investment grade, limited duration bonds produced a total return of 1.45% 1 for Institutional Shares and 1.30%1 for Institutional Service Shares. Dividends paid by the fund during this period totaled $0.31 per share for Institutional Shares and $0.30 per share for Institutional Service Shares. Net asset value for both share classes declined by $0.17 to end the period at $10.06. The fund's total net assets reached $58.6 million on the last day of the reporting period.

We appreciate your participation in the conservative income opportunities of Federated Limited Duration Fund. As always, we welcome your questions and comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
May 15, 1999

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Federated Limited Duration Fund represents a high quality, fixed income portfolio combining various fixed income asset classes. Investments are concentrated in U.S. Treasury, government agency, and high quality corporate debt securities. The fund may also allocate a small percentage of assets, 15 percent combined, in either or both of the high yield corporate and international bond sectors. 1

From a total return standpoint, the first half of fiscal year 1999 can essentially be characterized as a battle of countervailing forces which was eventually won by the force of higher interest rates. On one hand, credit spreads began to recover from the calamitous widening of late summer 1998; an event which had brought some of the world's most savvy investors to their knees. This recovery of spread product, however, was more than offset by a significant increase in Treasury yields, especially in shorter maturity securities. In the fourth quarter of 1998, investors moved out of short-term Treasuries as they began to realize that not only was the global economy not coming to a standstill, but that there was in fact quite a bit of economic steam left, particularly in the U.S. From a low of 3.82% on October 15, 1998, the yield on the 2-Year U.S. Treasury note steadily climbed until it reached 5.20% on March 4, finally settling in at an even 5.00% by the end of March. The net effect of all this volatility was a relatively difficult period for the Fund, which returned only 1.45% 2 for Institutional Shares and 1.30%2 for Institutional Service Shares, compared to a 1.36% total return for the Merrill Lynch 1-3 Year Government Bond Index3 and a 2.17% total return for the Merrill Lynch 1-3 Year Corporate Bond Index.4 Two months out of the six under review witnessed negative returns: October 1998 due to significant spread widening on the credit sensitive portion of the portfolio, and February 1999 due to a 60 basis point increase in Treasury yields. The Fund's significant allocation to mortgage-backed and asset-backed securities hindered comparisons to a "corporates-only" benchmark as discussed below.

1 Special risks are associated with investments in high yield and international securities.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

3 The Merrill Lynch 1-3 Year Government Bond Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and
2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in the index.

4 The Merrill Lynch 1-3 Year Corporate Bond Index is an unmanaged index tracking investment grade corporate debt securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in the index.

Once the smoke began to clear from the "credit carnage" of the late summer and early fall, spread product slowly began to find new levels versus Treasuries. Not all of the widening has yet been retraced, nor is it likely to be, especially in the case of names and sectors perceived to be of lesser quality. In general, one sees a more significant degree of "credit tiering" than existed prior to the 1998 dislocation. There has also been differentiation across individual sectors. For example, within the corporate universe, financials have fared better than cyclicals, while across broad market sectors, corporates have generally fared better than asset-backed securities (ABS). Within the asset-backed universe, triple-A rated securities have fared better than their non-triple-A counterparts, while individual sectors like equipment leases have fared much better than, say, home equity loans (HELs). Even within this latter sub-sector, there is now much more differentiation between individual issuers of HEL-backed ABS than there had been in the past. Finally, all of this must now be taken in the context of an economy that would appear to be late in the economic cycle, yet which seems to show no inclination towards any significant slowdown.

In terms of asset allocation, the situation has led fund management to adopt a middle-of-the-road portfolio with regard to credit, interest rate and prepayment risk. There is more credit risk in the portfolio today than at the end of fiscal 1998, but not as much as there was one year ago (overall credit quality remains at the high-single-A level). The consumer appears to be in good shape, which bodes well for securities like well- structured home equity and manufactured housing ABS, which have yet to show any meaningful recovery spread-wise from 1998. In addition, while economic activity remains rather robust, inflation remains benign, which means the Federal Reserve Board is likely to neither raise nor lower short-term interest rates over the next several months. Such an environment would seem to be a positive for mortgage-backed paper, especially of the credit sensitive variety. Finally, corporates should continue to provide a relatively safe haven. Caution needs to be exercised in name selection however, as those entities showing significant earnings slowdowns will no doubt be punished.

Last Meeting of Shareholders

The Annual Meeting of Shareholders of Federated Total Return Series, Inc. (the "Corporation") was held on March 23, 1999. On January 22, 1999, the record date for shareholders voting at the meeting, there were 24,102,378 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

To elect Directors.1

                                          WITHHELD
                                          AUTHORITY

                            FOR           TO VOTE

Thomas G. Bigley            18,104,839    35,879
Nicholas P. Constantakis    18,138,428     2,290
John F. Cunningham          18,138,428     2,290
J. Christopher Donahue      18,138,428     2,290
Charles F. Mansfield, Jr.   18,138,428     2,290
John E. Murray, Jr.         18,138,428     2,290
John S. Walsh               18,138,428     2,290

1 The following Directors of the Corporation continued their terms as Directors of the Corporation: John F. Donahue, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, and Majorie P. Smuts.

AGENDA ITEM 2

 To ratify the selection of Ernst & Young LLP as the Corporation's independent auditors.

FOR          AGAINST   ABSTENTIONS
18,110,860   215       29,642

Portfolio of Investments

MARCH 31, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                               VALUE

                   ASSET-BACKED SECURITIES-43.5% 1

                   AUTOMOBILE-11.1%

  $   903,751      AFG Receivables Trust
                   1996-D, Class A, 6.10%,

                   10/15/2001                                 $    911,659
      119,636      AFG Receivables Trust
                   1997-A, Class C, 7.20%,

                   10/15/2002                                      121,925

       94,124      AFG Receivables Trust
                   1997-B, Class C, 7.00%,

                   2/15/2003                                        95,546
      416,897      CIT RV Trust 1994-A,
                   Class A, 4.90%,

                   7/15/2009                                       417,118

       50,000      Chase Manhattan Auto
                   Owner Trust 1997-A,
                   Class A5, 6.50%,

                   12/17/2001                                       50,902

    1,000,000      Key Auto Finance Trust

                   1999-1, 7.08%, 1/15/2017                        999,840

       34,250      Nationsbank Auto Grantor
                   Trust, Class A, 5.85%,

                   6/15/2002                                        34,362

      372,373    2 Paragon Auto Receivables
                   Owner Trust 1998-A,
                   Class B, 7.47%,

                   11/15/2004                                      356,711

      854,569    2 Paragon Auto Receivables
                   Owner Trust 1998-B,
                   Class B, 7.03%,

                   3/15/2005                                       813,658

    1,250,000      Paragon Auto Receivables
                   Owner Trust 1999-A,
                   Class A, 5.95%,

                   11/15/2005                                    1,261,100

       50,000      Team Fleet Financing
                   Corp. Series 1997-1,
                   Class B, 7.80%,

                   5/15/2003                                        49,828

      400,854      Toyota Auto Receivables
                   Grantor Trust 1997-A,
                   Class A, 6.45%,

                   4/15/2002                                       404,691

      169,160      World Omni Automobile
                   Lease Securitization
                   Trust 1996-A, Class A2,

                   6.55%, 6/25/2002                                169,430

      645,567      World Omni Automobile
                   Lease Securitization
                   Trust 1997-A, Class A3,

                   6.85%, 6/25/2003                                651,697

      150,000      Yamaha Motor Master
                   Trust 1995-1, Class A,

                   6.20%, 5/15/2003                                151,232
                   TOTAL                                         6,489,699

                   CREDIT CARD-7.5%

      143,558      Banco Nacional de Mexico
                   S.A., Credit Card
                   Merchant Voucher
                   Receivables Master Trust
                   Series 1996-A, Class A1,

                   6.25%, 12/1/2003                                143,199

      250,000      Circuit City Credit Card
                   Master Trust 1995-1,
                   Class A, 6.375%,

                   8/15/2005                                       253,265

      250,000      Citibank Credit Card
                   Master Trust 1998-1,
                   Class A, 5.75%,

                   1/15/2003                                       251,405

      246,000      Discover Card Master
                   Trust 1993-1, Class B,

                   5.30%, 10/16/2001                               246,266

      215,000      Discover Card Master
                   Trust I 1995-2, Class A,

                   6.55%, 2/18/2003                                218,444

      260,000      First USA Credit Card
                   Master Trust 1997-6,
                   Class A, 6.42%,

                   3/17/2005                                       266,146

    1,000,000      Fingerhut Master Trust
                   1998-2, Class A, 6.23%,

                   2/15/2007                                     1,008,700
      196,600      Fleetwood Credit Corp.
                   Grantor Trust 1996-B,
                   Class A, 6.90%,

                   3/15/2012                                       199,393

      200,000      Household Affinity
                   Credit Card Master Trust
                   1993-1, Class B, 5.30%,

                   9/15/2000                                       200,150

      285,000      Prime Credit Card Master
                   Trust 1996-1, Class A,

                   6.70%, 7/15/2004                                290,726

    1,000,000      Proffitt's Credit Card
                   Master Trust 1998-2,
                   Class B, 6.15%,

                   9/15/2004                                     1,006,620

      300,000      Spiegel Master Trust
                   1994-B, Class A, 8.15%,

                   6/15/2004                                       306,912
                   TOTAL                                         4,391,226


PRINCIPAL

AMOUNT                                                               VALUE

                   ASSET-BACKED SECURITIES-continued 1
                   HOME EQUITY LOAN-16.8%

 $    500,000 2, 3 125 Home Loan Owner Trust
                   1998-1, Class B-2,
                   12.16%, 2/15/2029                         $     435,780
      109,614      Advanta Home Equity Loan
                   Trust 1992-1, Class A,

                   7.875%, 9/25/2008                               111,554

      454,875      Advanta Mortgage Loan
                   Trust 1997-1, Class A2,

                   7.10%, 4/25/2020                                456,951

      500,000      Amresco Residential
                   Securities Mortgage Loan
                   Trust 1996-1, Class A5,

                   7.05%, 4/25/2027                                491,415

      107,163      Cityscape Home Equity
                   Loan Trust 1996-2, Class

                   A2, 7.20%, 4/25/2011                            107,724

    1,000,000      Cityscape Home Equity
                   Loan Trust 1997-1, Class

                   M1, 7.58%, 3/25/2018                            992,970

      120,000      ContiMortgage Home
                   Equity Loan Trust 1997-
                   3, Class A5, 7.01%,

                   8/15/2013                                       121,672

      250,000      ContiMortgage Home
                   Equity Loan Trust 1997-
                   5, Class B, 7.62%,

                   1/15/2029                                       234,532

      500,000      Contimortgage Home
                   Equity Loan Trust 1997-
                   1, Class B, 7.92%,

                   3/15/2028                                       512,310

      457,000      Equicredit Home Equity
                   Loan Trust 1997-2, Class

                   A7, 6.89%, 2/15/2020                            464,381

      500,000      Green Tree Home Equity
                   Loan Trust 1999-A, Class

                   B2A, 7.44%, 2/15/2029                           499,690

    1,000,000      Green Tree Home
                   Improvement Loan Trust
                   1995-C, Class B1, 7.20%,

                   7/15/2020                                     1,003,860

      613,000      Green Tree Home
                   Improvement Loan Trust
                   1996-F, Class HI2,

                   7.70%, 11/15/2027                               602,885

      300,000      Green Tree Home
                   Improvement Loan Trust
                   1997-A, Class HE6,

                   7.16%, 3/15/2028                                305,322

      481,015      Green Tree Home
                   Improvement Loan Trust
                   1997-C, Class B2, 7.59%,

                   8/15/2028                                       475,671

      582,550      Headlands Home Equity
                   Loan Trust 1998-2, Class

                   A3, 6.67%, 12/15/2024                           582,189

      500,000      Independent National
                   Mortgage Corp. Home
                   Equity 1997-A, Class BF,

                   7.39%, 10/25/2028                               482,655
      482,323      NC Finance Trust 1999-1,
                   Class B, 8.75%, 2/1/2017                        479,308
      500,000      New Century Home Equity
                   Loan Trust 1997-NC5,
                   Class B, 7.59%,

                   10/25/2028                                      466,565

      250,000      2, 3 Saxon Asset Securities Trust 1998-1, Class BF2,

                   8.00%, 12/25/2027                               209,275

      500,000      Saxon Asset Securities
                   Trust 1999-1, Class BV1,

                   7.68%, 2/25/2029                                496,835

      128,228      TMS Home Equity Trust
                   1992-C, Class A1,

                   5.175%, 7/15/2006                               128,065

       95,000      TMS Home Equity Trust
                   1996-B, Class A7, 7.55%,

                   2/15/2020                                        97,138

       80,300      UCFC Home Equity Loan
                   1995-A1, Class A5,

                   8.55%, 1/10/2020                                 82,968
                   TOTAL                                         9,841,715

                   MANUFACTURED HOUSING-4.9%

       71,873      Associates Manufactured
                   Housing Certificates
                   1996-1, Class A-2,

                   6.05%, 6/15/2027                                 72,130

       89,351      Green Tree Financial
                   Corp. 1994-1, Class A3,

                   6.90%, 4/15/2019                                 89,920

      250,000      Green Tree Financial
                   Corp. 1996-2, Class B-1,

                   7.55%, 4/15/2027                                254,782

      174,769      Green Tree Financial
                   Corp. 1996-4, Class A-4,

                   6.80%, 6/15/2027                                176,396

      154,255      Green Tree Financial
                   Corp. 1997-3, Class A2,

                   6.49%, 7/15/2028                                154,538

    1,250,000      Green Tree Financial
                   Corp. 1997-3, Class B1,

                   7.51%, 7/15/2028                              1,219,412
PRINCIPAL
AMOUNT                                                               VALUE
                   ASSET-BACKED SECURITIES-continued 1
                   MANUFACTURED HOUSING-CONTINUED

 $    400,000      Oakwood Mortgage
                   Investors, Inc. 1997-C,
                   Class A2, 6.45%,
                   11/15/2027                                $     403,184
      500,000      Vanderbilt Mortgage
                   Finance 1999-A, Class

                   2B2, 7.536%, 6/7/2016                           500,600
                   TOTAL                                         2,870,962

                   OTHER-3.2%

      364,572      Advanta Equipment
                   Receivables 1998-1,
                   Class C, 6.49%,

                   12/15/2006                                      357,510

    1,000,000      Case Equipment Loan
                   Trust 1999-A, Class B,

                   8/15/2005                                       995,920

      200,000      Centerior Energy
                   Receivables Master Trust
                   1996-1, Class A, 7.20%,

                   4/15/2002                                       204,056

      200,000      Copelco Capital Funding
                   Corp. X 1997-A, Class A4,

                   6.47%, 4/20/2005                                202,207

      102,728      NationsCredit Grantor
                   Trust 1997-1, Class A,

                   6.75%, 8/15/2013                                104,413
                   TOTAL                                         1,864,106

                   TOTAL ASSET-BACKED SECURITIES

                   (IDENTIFIED COST $25,554,412)                25,457,708
                   CORPORATE BONDS-18.3%

                   AEROSPACE & DEFENSE-0.4%
      200,000      Raytheon Co., Note,

                   6.45%, 8/15/2002                                203,348

                   AUTOMOBILE-0.3%
      200,000      Arvin Industries, Inc.,

                   Note, 6.875%, 2/15/2001                         200,984

                   BANKING-1.1%
      500,000      Dayton-Hudson Corp.,

                   Note, 5.95%, 6/15/2000                          503,270
      150,000      Riggs National Corp.,
                   Sub. Note, 8.50%,

                   2/1/2006                                        157,017
                   TOTAL                                           660,287

                   CABLE TELEVISION-0.4%
      200,000      TKR Cable, Inc., Deb.,

                   10.50%, 10/30/2007                              216,916

                   FINANCE-1.2%
      700,000      AT&T Capital Corp.,

                   Medium Term Note, 6.16%,

                   12/3/1999                                       705,054
                   FINANCE - AUTOMOTIVE-

                   1.7%
      945,000      Ford Motor Credit Corp.,

                   8.55%, 4/8/2002                               1,015,384
                   FINANCE - RETAIL-1.1%

      650,000      Advanta Corp., Medium
                   Term Note, 6.90%,

                   8/4/1999                                        645,600

                   FINANCIAL
                   INTERMEDIARIES-3.3%

    1,000,000      Donaldson, Lufkin and
                   Jenrette Securities
                   Corp., Sr. Note, 5.875%,

                   4/1/2002                                        997,070

      250,000      Lehman Brothers
                   Holdings, Inc., Bond,

                   6.20%, 1/15/2002                                248,125

      200,000      Lehman Brothers
                   Holdings, Inc., Medium
                   Term Note, 6.00%,

                   2/26/2001                                       198,864

      500,000      Lehman Brothers
                   Holdings, Inc., Medium
                   Term Note, 6.375%,

                   3/15/2001                                       499,385
                   TOTAL                                         1,943,444


PRINCIPAL

AMOUNT                                                               VALUE

                   CORPORATE BONDS-continued
                   FOOD & DRUG RETAILERS-0.9%

 $    500,000      Great Atlantic & Pacific
                   Tea Co., Inc., Global
                   Bond Deb., 7.70%,
                   1/15/2004                                 $     500,205
                   FOREST PRODUCTS-1.1%
      400,000      Fort James Corp., Sr.

                   Note, 6.234%, 3/15/2001                         402,848
      200,000      Quno Corp., Sr. Note,
                   9.125%, 5/15/2005                               212,974
                   TOTAL                                           615,822

                   INDUSTRIAL PRODUCTS &

                   EQUIPMENT-1.0%

      600,000      Figgie International
                   Holdings, Inc., Sr.

                   Note, 9.875%, 10/1/1999                          608,958

                   INSURANCE-1.3%
      250,000      Conseco, Inc., Note,

                   6.40%, 2/10/2003                                 242,768

      250,000      HSB Group, Inc., Company
                   Guarantee, 5.940%,

                   7/15/2027                                        241,295
      250,000      SunAmerica, Inc., Sr.
                   Note, 6.20%, 10/31/1999                          251,445
                   TOTAL                                            735,508

                   METALS & MINING-0.8%
      500,000      Inco Ltd., Conv. Bond,

                   5.75%, 7/1/2004                                  438,750
                   OIL & GAS-0.4%

      250,000      Occidental Petroleum
                   Corp., Note, 8.50%,

                   9/15/2004                                        253,153
                   PRINTING & PUBLISHING-

                   0.1%
       75,000      Valassis Communications,

                   Inc., Sr. Note, 9.55%,

                   12/1/2003                                         83,484

                   RETAILERS-0.9%
       50,000      Shopko Stores, Inc.,

                   8.50%, 3/15/2002                                  52,694
      500,000      Wal-Mart Stores, Inc.,
                   Note, 5.85%, 6/1/2000                            503,565
                   TOTAL                                            556,259

                   TELECOMMUNICATIONS &
                   CELLULAR-1.7%

    1,000,000      AT&T Corp., Global Bond,

                   5.625%, 3/15/2004                                995,450

                   UTILITIES-0.6%
      250,000 2, 3 Camuzzi Gas, Bond,

                   9.25%, 12/15/2001                                247,500
      100,000      Pennsylvania Power &
                   Light Co., 9.25%,

                   10/1/2019                                        104,134
                   TOTAL                                            351,634

                   TOTAL CORPORATE BONDS

                   (IDENTIFIED COST $11,065,560)                 10,730,240
PRINCIPAL

AMOUNT                                                               VALUE

                   COLLATERALIZED MORTGAGE

                   OBLIGATIONS-22.8% 1

 $    404,589 2, 3 Bayview Financial
                   Acquisition Trust,
                   Series 1998-1, Class M-
                   II-3, 6.387%, 5/25/2029                    $     374,876
      471,365 2, 3 Bayview Financial
                   Acquisition Trust,
                   Series 1998-1, Class M-

                   I-1-4, 7.383%, 5/25/2029                         436,013

      713,914      Bear Stearns Mortgage
                   Securities, Inc., Series
                   1996-8, Class B3, 8.00%,

                   11/25/2027                                       715,056
      180,255 2, 3 C-BASS ABS, LLC, Series
                   1997-1, Class A-1,

                   6.460% 2/1/2017                                  181,156
      143,363      C-BASS ABS, LLC, Series
                   1998-3, Class AF, 6.50%,

                   1/25/2033                                        141,795
      269,853      Countrywide Home Loans,
                   Series 1997-5, Class A-

                   3, 7.50%, 9/25/2027                              272,541
    1,000,000      Countrywide Home Loans,
                   Series 1997-6, Class A1,

                   6.75%, 11/25/2027                              1,005,780

      405,000      Federal National
                   Mortgage Association,
                   Series 1993-32, Class H,

                   6.00%, 3/25/2023                                 388,359

       93,250      2, 3 GE Capital Mortgage Services, Inc., Series 1994-3, Class
                   B4, 6.50%,

                   1/25/2024                                         67,140

      524,386      GE Capital Mortgage
                   Services, Inc., Series
                   1996-3, Class A1, 7.00%,

                   3/25/2026                                        528,581

      698,589      GE Capital Mortgage
                   Services, Inc., Series
                   1998-11, Class 1A1,

                   6.75%, 6/25/2028                                 701,569

      238,364 2, 3 Greenwich Capital
                   Acceptance, Inc.
                   Subordinate Mortgage
                   Securities Trust,
                   Series 1996-A, Class B,

                   7.592%, 6/15/2019                                213,175

      977,136      Headlands Mortgage
                   Securities Inc., Series
                   1997-1, Class B3, 7.75%,

                   3/25/2027                                        969,691
      100,000 2, 3 KMart CMBS Financing,
                   Inc. Series 1997-1,
                   Class D, 6.063%,

                   3/1/2007                                          97,744

      900,000 2, 3 Mellon Residential
                   Funding Corp., Series
                   1998-TBC1, Class B4,

                   6.593%, 10/25/2028                               669,375

    1,258,000      Mellon Residential
                   Funding Corp., Series
                   1999-TBC1, Class B4,

                   6.429%, 1/25/2029                                935,637

      250,000 2, 3 Nomura Depositor Trust
                   Commercial Mortgage
                   Pass-Thru Series 1998-
                   STI, Class A-3, 6.178%,

                   1/15/2003                                        240,077

      500,000 2, 3 Nomura Depositor Trust
                   Commercial Mortgage
                   Pass-Thru Series 1998-
                   STI, Class A-5, 6.189%,

                   1/15/2003                                        459,220

      694,559      Resecuritization
                   Mortgage Trust, Series
                   1998-A, Class B3,

                   7.903%, 10/26/2023                               612,810

    1,000,000      Residential Accredit
                   Loans, Inc., Series
                   1997-QS12, Class A6,

                   7.25%, 11/25/2027                              1,006,890

       62,711      Residential Accredit
                   Loans, Inc., Series
                   1996-QS8, Class A3,

                   7.05%, 12/25/2026                                 62,699

      618,971      Residential Asset
                   Securitization Trust,
                   Series 1997-A2, Class

                   A3, 9.00%, 4/25/2027                             634,538

    1,000,000      Residential Asset
                   Securitization Trust,
                   Series 1997-A7, Class

                   A5, 7.50%, 9/25/2027                           1,031,920

      500,000      Residential Asset
                   Securitization Trust,
                   Series 1998-A12, Class

                   A1, 6.75%, 11/25/2028                            503,302

      941,073      Residential Funding
                   Mortgage Securities I,
                   Series 1994-S13, Class

                   M1, 7.00%, 5/25/2024                             941,233

      195,875    2 SMFC Trust Asset-Backed
                   Certificates, Series
                   1997-A, Class 4, 7.719%,

                   1/28/2025                                        168,018

                   TOTAL COLLATERALIZED
                   MORTGAGE OBLIGATIONS
                   (IDENTIFIED COST $13,515
                   ,315)  13,359,195
                   PREFERRED STOCKS-0.4%
                   STEEL-0.4%

       10,000      USX Capital LLC, Pfd.,
                   Series A (identified
                   cost $254,375)  250,625


PRINCIPAL

AMOUNT                                                               VALUE

                   GOVERNMENT AGENCIES-2.6%
                   1

 $    500,000      Federal Home Loan Bank
                   System, Sr. Note, 5.80%,

                   9/2/2008                                   $     496,400
      338,052      GNMA, ARM, 6.875%,
                   1/20/2022                                        344,739
      242,090      GNMA, Pool 423843,
                   8.50%, 8/15/2026                                 256,161
      366,641      GNMA, Pool 780360,
                   11.00%, 9/15/2015                                410,294

                   TOTAL GOVERNMENT

                   AGENCIES (IDENTIFIED COST $1,516,977)          1,507,594
                   FOREIGN GOVERNMENT AGENCIES-1.2% 1

                   SOVEREIGN-1.2%
      369,000      Brazil, Government of,

                   IDU, 6.0625%, 1/1/2001
                   (identified cost

                   $328,779)                                        338,558
      150,000      Export-Import Bank
                   Korea, Bond, 7.10%,

                   3/15/2007                                        145,952
      200,000      Korea Development Bank,
                   Bond, 7.125%, 9/17/2001                          197,326
                   TOTAL FOREIGN GOVERNMENT AGENCIES                681,836

                   U.S. TREASURY-9.3%

    2,000,000      United States Treasury

                   Note, 4.75%, 2/15/2004                         1,969,220
      250,000      United States Treasury
                   Note, 5.375%, 6/30/2003                          251,495
      500,000      United States Treasury
                   Note, 5.625%, 5/15/2001                          506,055
    1,000,000      United States Treasury
                   Note, 5.750%, 11/15/2000                       1,011,700
      245,000      United States Treasury
                   Note, 6.625%, 5/15/2007                          264,051
    1,400,000      United States Treasury
                   Note, 7.50%, 11/15/2001                        1,480,934
                   TOTAL U.S. TREASURY (IDENTIFIED
                   COST $5,484,402)                               5,483,455
                   REPURCHASE AGREEMENT 4-4.5%
    2,625,000      ABN AMRO, Inc., 5.05%,

                   dated 3/31/1999, due

                   4/1/1999                                       2,625,000

                   TOTAL INVESTMENTS
                   (IDENTIFIED COST

                   $60,344,820) 5                              $ 60,095,653

1 Because of monthly principal payments, the average lives of the Asset- Backed Securities, Collateralized Mortgage Obligations and certain Government Agency Securities are less than the indicated periods.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At March 31, 1999, these securities amounted to $4,969,718 which represents 8.5% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $4,801,700 which represents 8.2% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $60,344,820. The net unrealized depreciation of investments on a federal tax basis amounts to $249,167 which is comprised of $242,032 appreciation and $491,199 depreciation at March 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($58,592,513) at March 31, 1999.

The following acronyms are used throughout this portfolio:

ARM -Adjustable Rate Mortgage
GNMA -Government National Mortgage Association
LLC -Limited Liability Corporation

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$60,344,820)                                     $ 60,095,653
Income receivable                                     266,630
Receivable for shares sold                            189,741
Prepaid assets                                          3,105
TOTAL ASSETS                                       60,555,129
LIABILITIES:

Payable for investments

purchased                        $ 1,702,993
Income distribution
payable                              259,623
TOTAL LIABILITIES                                   1,962,616
Net assets for 5,823,237
shares outstanding                               $ 58,592,513
NET ASSETS CONSIST OF:

Paid in capital                                  $ 58,844,331
Net unrealized
depreciation of
investments and
translation of assets
and liabilities in
foreign currency                                     (249,167)
Accumulated net realized
loss on investments and
foreign currency
transactions                                          (17,504)
Undistributed net
investment income                                      14,853
TOTAL NET ASSETS                                 $ 58,592,513
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$47,778,285 / 4,748,415
shares outstanding                                     $10.06
INSTITUTIONAL SERVICE SHARES:
$10,814,228 / 1,074,822
shares outstanding                                     $10.06

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Dividends                                                      $    10,937
Interest                                                         1,474,438
TOTAL INCOME                                                     1,485,375
EXPENSES:

Investment advisory fee                       $   88,806
Administrative personnel
and services fee                                  77,288
Custodian fees                                     2,378
Transfer and dividend
disbursing agent fees
and expenses                                      24,224
Directors'/Trustees'

fees                                               2,753
Auditing fees                                      5,258
Legal fees                                         3,075
Portfolio accounting
fees                                              29,894
Distribution services
fee-Institutional
Service Shares                                    13,789
Shareholder services
fee-Institutional Shares                          41,713
Shareholder services
fee-Institutional
Service Shares                                    13,789
Share registration costs                          15,787
Printing and postage                               6,343
Insurance premiums                                   593
Taxes                                              1,978
Miscellaneous                                      1,377
TOTAL EXPENSES                                   329,045
Waivers and
reimbursements:
Waiver of investment

advisory fee                  $  (88,806)
Waiver of distribution
services fee-
Institutional Service Shares     (11,031)
Waiver of shareholder
services fee-
Institutional Shares             (41,713)
Reimbursement of other
operating expenses               (93,243)
TOTAL WAIVERS AND
REIMBURSEMENTS                                  (234,793)
Net expenses                                                        94,252
Net investment income                                            1,391,123
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS AND
FOREIGN CURRENCY:
Net realized gain on
investments and foreign
currency transactions                                                  932
Net change in unrealized
appreciation of
investments and
translation of assets
and liabilities in
foreign currency                                                  (693,553)
Net realized and
unrealized loss on
investments and
foreign currency                                                  (692,621)
Change in net assets
resulting from
operations                                                     $   698,502

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                  SIX MONTHS
                                       ENDED                YEAR

                                  (unaudited)              ENDED
                                    MARCH 31,       SEPTEMBER 30,

                                        1999                1998
INCREASE (DECREASE) IN

NET ASSETS

OPERATIONS:

Net investment income          $   1,391,123       $   1,424,328
Net realized gain (loss)
on investments and
foreign currency
transactions ($932 and
($21,213), respectively,
as computed for federal
tax purposes)                            932             (25,503)
Net change in unrealized
appreciation/depreciatio
n of investments and
translation of assets
and liabilities in
foreign currency                    (693,553)            385,862
CHANGE IN NET ASSETS
RESULTING FROM
OPERATIONS                           698,502           1,784,687
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares              (1,045,462)         (1,028,007)
Institutional Service
Shares                              (326,115)           (406,658)
Distributions from net
realized gains on
investments and foreign
currency transactions
Institutional Shares                  (2,462)            (13,500)
Institutional Service
Shares                                  (662)             (4,805)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                   (1,374,701)         (1,452,970)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            29,849,047          37,046,762
Net asset value of shares
issued to shareholders
in payment of
distributions declared               254,934             229,582
Cost of shares redeemed          (12,959,308)         (5,797,404)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                      17,144,673          31,478,940
Change in net assets              16,468,474          31,810,657
NET ASSETS:
Beginning of period               42,124,039          10,313,382
End of period (including
undistributed net
investment income of
$14,853 and
distributions in excess
of net investment income
of ($4,693), respectively)     $  58,592,513       $  42,124,039

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                            SIX  MONTHS

                                  ENDED

                             (unaudited)

                              MARCH  31,      YEAR ENDED SEPTEMBER 30,
                                   1999           1998       1997

NET ASSET VALUE,
BEGINNING OF PERIOD               $10.23        $10.13     $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income               0.31          0.70       0.66
Net realized and
unrealized gain (loss)
on investments and
foreign currency                   (0.17)         0.12       0.14
TOTAL FROM INVESTMENT

OPERATIONS                          0.14          0.82       0.80
LESS DISTRIBUTIONS:
Distributions from net
investment income                  (0.31)        (0.70)     (0.65)
Distributions from net
realized gain on
investments and foreign
currency transactions               0.00 1       (0.02)     (0.02)
TOTAL DISTRIBUTIONS                (0.31)        (0.72)     (0.67)
NET ASSET VALUE, END OF

PERIOD                            $10.06        $10.23     $10.13
TOTAL RETURN 2                      1.45%         7.85%      8.27%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                            0.35% 3       0.32%      0.00%
Net investment income               6.37% 3       6.31%      6.47%
Expense
waiver/reimbursement 4              1.07% 3       1.95%      8.74%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $47,778       $30,219     $7,589
Portfolio turnover                    33%           64%       109%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                             SIX  MONTHS

                                   ENDED

                              (unaudited)          YEAR ENDED
                               MARCH  31,         SEPTEMBER 30,

                                    1999          1998        1997
NET ASSET VALUE,
BEGINNING OF PERIOD               $10.23        $10.13     $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income               0.30          0.67       0.63
Net realized and
unrealized gain (loss)
on investments and
foreign currency                   (0.17)         0.12       0.15
TOTAL FROM INVESTMENT

OPERATIONS                          0.13          0.79       0.78
LESS DISTRIBUTIONS:
Distributions from net
investment income                  (0.30)        (0.67)     (0.63)
Distributions from net
realized gain on
investments and
foreign currency
transactions                        0.00 1       (0.02)     (0.02)
TOTAL DISTRIBUTIONS                (0.30)        (0.69)     (0.65)
NET ASSET VALUE, END OF

PERIOD                            $10.06        $10.23     $10.13
TOTAL RETURN 2                      1.30%         7.53%      8.10%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                            0.65% 3      0.62%      0.29%
Net investment income               6.01% 3      6.03%      6.31%
Expense
waiver/reimbursement 4              1.02% 3      1.94%     14.52%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $10,814       $11,905     $2,724
Portfolio turnover                    33%           64%       109%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MARCH 31, 1999 (UNAUDITED)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Additionally, net capital losses of $8,983 attributable to security transactions incurred after September 30, 1998, are treated as arising on the first day of the Fund's next taxable year.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

At September 30, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $5,965, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2006                         $5,965

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may rise upon entering these transactions from potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investment.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sale of FCs, currencies gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at March 31, 1999 is as follows:

SECURITY     ACQUISITION DATE   ACQUISITION COST
SMFC Trust   2/4/1998                   $187,198

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At March 31, 1999, par value shares ($0.001 per share) authorized were as follows:

                               NUMBER OF
                               PAR VALUE
                               CAPITAL STOCK

CLASS NAME                     AUTHORIZED
Institutional Shares           1,000,000,000
Institutional Service Shares   1,000,000,000

Transactions in capital stock were as follows:


                                  SIX MONTHS ENDED                 YEAR ENDED
                                   MARCH 31, 1999                SEPTEMBER 30, 1998

INSTITUTIONAL SHARES:        SHARES            AMOUNT         SHARES            AMOUNT
Shares sold                2,406,834       $ 24,230,978     2,568,633       $ 26,072,998
Shares issued to
shareholders in payment
of distributions
declared                      13,282            134,168        13,782            140,038
Shares redeemed             (626,754)        (6,304,857)     (376,449)        (3,821,931)
NET CHANGE RESULTING
FROM INSTITUTIONAL

SHARE TRANSACTIONS         1,793,362       $ 18,060,289     2,205,966       $ 22,391,105


                                 SIX MONTHS ENDED                  SIX MONTHS ENDED
                                  MARCH 31, 1999                  SEPTEMBER 30, 1998

INSTITUTIONAL SERVICE

SHARES:                       SHARES           AMOUNT         SHARES            AMOUNT
Shares sold                  558,707       $  5,618,069     1,080,982       $ 10,973,764
Shares issued to
shareholders in payment
of distributions
declared                      11,948            120,766         8,803             89,544
Shares redeemed             (660,022)        (6,654,451)     (194,467)        (1,975,473)
NET CHANGE RESULTING
FROM INSTITUTIONAL

SERVICE

SHARE TRANSACTIONS           (89,367)      $   (915,616)      895,318       $  9,087,835
NET CHANGE RESULTING
FROM SHARE TRANSACTIONS    1,703,995       $ 17,144,673     3,101,284       $ 31,478,940


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. Effective March 31, 1999, Federated Management merged into Federated Advisers. On March 31, 1999, the name of Federated Advisers was changed to Federated Investment Management Company ("FIM"). FIM, as investment adviser, may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1999, were as follows:

Purchases   $34,219,191
Sales       $14,442,057

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
J. CHRISTOPHER DONAHUE
JAMES E. DOWD, ESQ.
LAWRENCE D. ELLIS, M.D.
EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN
JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR
MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Federated Limited Duration Fund

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

MARCH 31, 1999

 [Graphic]
 Federated

 Federated Limited Duration Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 31428Q408
Cusip 31428Q309
G01998-06 (5/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Ultrashort Bond Fund, a portfolio of Federated Total Return Series, Inc. The report covers the six-month period from October 1, 1998 through March 31, 1999, and includes commentary by the fund's portfolio manager, followed by the portfolio of investments and financial statements.

On October 27, 1998, Federated Limited Duration Government Fund was renamed Federated Ultrashort Bond Fund. In addition, the fund's investment policies were changed to focus on a competitive level of current income, with a low level of principal volatility. Also, the fund's investment parameters were broadened to include all types of debt obligations. Although individual securities may have a duration exceeding one year, the weighted average duration of the portfolio will be maintained under one year at all times.

These changes will allow the fund to respond to a strong demand from institutional investors for a fund that pursues higher yields than money market funds generally offer, with the potential for modest principal fluctuation in exchange for modest credit risk.

During the reporting period, the fund's Board of Directors approved a dividend-payable in shares of the fund-that consisted of approximately 5 shares for 1 share in order to establish a $2.00 per share net asset value, a level that is the industry standard for this type of fund. As a result, the fund's net asset value ended the period at $2.01 per share. During the reporting period, the fund produced a total return of 3.67%. 1 Dividends paid by the fund during this period totaled $0.09 per share. The fund's total net assets reached $44.5 million on the last day of the reporting period.

Thank you for participating in the conservative income opportunities of the new Federated Ultrashort Bond Fund. As always, we welcome your questions and comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

May 15, 1999

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Federated Ultrashort Bond Fund represents an average investment grade quality fixed income portfolio having an effective duration not to exceed one year. Investments are concentrated in corporate, asset-backed and mortgage backed debt securities. The fund may also allocate a combined 25 percent of assets in either or both of the high yield corporate and international bond sectors. 1

This report represents the initial semi-annual report for the fund in its current configuration. Federated Ultrashort Bond Fund was previously named Federated Limited Duration Government Fund. The fund adopted its current name and investment objective as of October 27, 1998.

From a total return standpoint, the first quarter of 1999 can essentially be characterized as a battle of countervailing forces which was eventually won by the force of higher interest rates. While credit spreads began to recover from the calamitous widening of late summer 1998, unless one maintained a very low level of interest rate sensitivity, the benefit was more than offset by a significant increase in Treasury yields, especially in shorter maturity securities. The short effective duration posture of Federated Ultrashort Bond Fund enabled it to "win the battle" by capturing more of the upside of tighter credit spreads than it lost from higher interest rates. The net result was a total return of 3.67% 2 for the six-month reporting period (including a period from October 1, 1998 until October 27, 1998 when the Fund's assets were invested solely in repurchase agreements and other cash equivalents). This compared with a return of 2.17% for the Lipper Ultrashort Debt category3 and 1.90% on the Merrill Lynch 1-Year U.S. Treasury Bill Index4 over the reporting period.

1 Special risks are associated with investments in high yield and international securities.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Lipper figures do not reflect sales charges.

4 The Merrill Lynch 1-Year U.S. Treasury Bill Index is an unmanaged index tracking 1 year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

The portfolio of the fund during the reporting period was invested heavily in asset-backed securities ("ABS") (47% of fund assets were invested in ABS at March 31, 1999), as the "credit carnage" of the late summer and early fall of 1998 had left this sector particularly attractive to a fund with a "clean portfolio slate." The fund was able to purchase AAA-rated securities with spreads over Treasuries well in excess of two hundred basis points. While spreads on some of the purchased securities have tightened rather dramatically since the fourth quarter of 1998, the ABS sector remains an attractive one for the short duration investor. Non-agency mortgage backed securities also comprised a significant portion of portfolio assets (approximately 30% at March 31, 1999). Corporates comprised a smaller proportion of fund assets (approximately 10% at March 31, 1999) because these tend to be more "total return oriented" (i.e., more of the security's value comes from its ability to increase in price if interest rates fall than from the current coupon payment). In an "ultrashort" duration portfolio like that of the fund, management attempts to derive most of the return from the current yield rather than price appreciation, as the latter would only show up in a higher net asset value. Management attempts to keep the movement of the net asset value to a minimum, though of course there are no guarantees this can be done.

Because management is reasonably constructive in its outlook for U.S. interest rates, the fund's effective duration is being maintained at around 0.90 years, which is relatively close to the one-year maximum allowed by the fund's investment policy. While the fund does not directly seek any significant capital appreciation, the maintenance of more duration rather than less makes for a better match between the duration of the fund's underlying portfolio (which was actually 1.60 years at March 31, 1999) and the ultimate effective duration of the fund. The difference between the two is that the fund's effective duration includes the use of a short position in exchange-traded U.S. Treasury futures contracts (generally known as an "interest-rate hedge"), whereas the underlying portfolio's duration is calculated without including the effect of the hedge. The longer duration of the underlying portfolio enables the fund to generate more current yield by buying securities having maturities of greater than one year, while the maintenance of the hedge mitigates the interest rate risk associated with holding those securities. If the view of management dictates a shorter duration profile, the fund's effective duration can be reduced by either reducing the duration of the underlying portfolio or by increasing the amount of the hedge.

Last Meeting of Shareholders

The Annual Meeting of Shareholders of Federated Total Return Series, Inc. (the "Corporation") was held on March 23, 1999. On January 22, 1999, the record date for shareholders voting at the meeting, there were 24,102,378 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

To elect Directors. 1



                                         WITHHELD
                                         AUTHORITY

                            FOR          TO VOTE

Thomas G. Bigley            18,104,839    35,879
Nicholas P. Constantakis    18,138,428     2,290
John F. Cunningham          18,138,428     2,290
J. Christopher Donahue      18,138,428     2,290
Charles F. Mansfield, Jr.   18,138,428     2,290
John E. Murray, Jr.         18,138,428     2,290
John S. Walsh               18,138,428     2,290


1 The following Directors of the Corporation continued their terms as Directors of the Corporation: John F. Donahue, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, and Majorie P. Smuts.

AGENDA ITEM 2

To ratify the selection of Ernst & Young LLP as the Corporation's independent auditors.



FOR          AGAINST   ABSTENTIONS
18,110,860   215       29,642


Portfolio of Investments

MARCH 31, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                 VALUE

                  ASSET-BACKED SECURITIES-

                  46.7%

                  AUTOMOBILE-2.9%

  $ 1,000,000     Ford Credit Auto Loan
                  Master Trust 1995-1 A,
                  Class A, 6.50%,

                  8/15/2002                      $  1,015,240
      250,000     Household Automobile
                  Revolving Trust I 1998-
                  1, Class B1, 6.30%,

                  5/17/2005                           249,765
                  TOTAL                             1,265,005

                  HOME EQUITY LOAN-30.0%

      750,000   1 125 Home Loan Owner Trust
                  1998-1A, Class B2,

                  12.16%, 2/15/2029                   653,670

      935,920     AFG Receivables Trust
                  1996-B, Class A, 6.60%,

                  4/15/2001                           946,421

    2,010,751     AFG Receivables Trust
                  1996-D, Class A, 6.10%,

                  10/15/2001                        2,028,345

      500,000     Amresco Residential
                  Securities Mortgage Loan
                  Trust 1996-1,
                  Class A5, 7.05%,

                  4/25/2027                           491,415

    1,000,000     Chase Funding Mortgage
                  Loan 1999-1, Class IIB,

                  7.6875%, 6/25/2028                1,000,000

    1,000,000     Cityscape Home Equity
                  Loan Trust 1997-1, Class

                  A4, 7.23%, 3/25/2018              1,002,500

      250,000     ContiMortgage Home
                  Equity Loan Trust 1997-5,

                  Class B, 7.62%, 1/15/2029           234,532
    1,000,000     ContiMortgage Home
                  Equity Loan Trust 1997-1,
                  Class A7, 7.32%, 9/15/2021        1,018,220

      800,000     Countrywide Asset-Backed
                  Certificates 1999-1,
                  Class BV, 7.68%,

                  2/25/2029                           769,312

      300,000     EQCC Home Equity Loan
                  Trust 1995-4, Class A4,

                  6.95%, 3/15/2012                    304,968

      907,000     EQCC Home Equity Loan
                  Trust 1997-2, Class A7,

                  6.89%, 2/15/2020                    921,648

      853,332     First Plus Home Loan
                  Trust 1997-2, Class A4,

                  6.64%, 4/10/2023                    853,110

      250,000     Green Tree Financial
                  Corp. 1995-3, Class B1,

                  7.85%, 8/15/2025                    255,142

      250,000     Green Tree Home
                  Improvement Loan Trust
                  1995-C, Class B1, 7.20%,

                  7/15/2020                           250,965

      220,000     Green Tree Home
                  Improvement Loan Trust
                  1997-E, Class HEA,

                  6.61%, 1/15/2029                    223,750

      339,821     Headlands Home Equity
                  Loan Trust 1998-2, Class

                  A3, 6.67%, 12/15/2024               339,610
      482,323     NC Finance Trust 1999-1,
                  Class B, 8.75%, 2/1/2017            479,308
      362,569     NationsCredit Grantor
                  Trust 1997-1, Class A,

                  6.75%, 8/15/2013                    368,515

      800,000     Saxon Asset Securities
                  Trust 1999-1, Class BV1,

                  7.68%, 5/25/2029                    794,936

       35,000     The Money Store Home
                  Equity Trust 1996-B,

                  Class A7, 7.55%, 2/15/2020           35,788
       85,485     The Money Store Home
                  Equity Trust 1992-C,

                  Class A1, 5.175%, 7/15/2006          85,376
       40,000     The Money Store Home
                  Equity Trust 1995-C,

                  Class A3, 6.55%, 9/15/2021           40,306
       70,000     The Money Store Home
                  Equity Trust 1997-D,
                  Class AV2, 6.49%,

                  10/15/2026                           70,877

      190,000     The Money Store Home
                  Equity Trust 1998-B,
                  Class AF4, 6.115%,

                  6/15/2021                           188,737
                  TOTAL                            13,357,451

                  MANUFACTURED HOUSING-
                  12.4%

    1,502,206     Green Tree Financial
                  Corp. 1993-4, Class B1,

                  7.20%, 1/15/2019                  1,500,389
PRINCIPAL
AMOUNT                                                 VALUE
                  ASSET-BACKED SECURITIES-

                  continued
                  MANUFACTURED HOUSING-

                  CONTINUED

 $    200,000     Green Tree Financial
                  Corp. 1994-5, Class A4,

                  7.95%, 11/15/2019             $     206,946
      500,000     Green Tree Financial
                  Corp. 1994-7, Class A6,

                  8.95%, 3/15/2020                    538,395

    1,120,000     Green Tree Financial
                  Corp. 1996-10, Class A4,

                  6.42%, 11/15/2028                 1,131,760

      500,000     Green Tree Financial
                  Corp. 1997-3, Class B1,

                  7.51%, 7/15/2028                    487,765

      450,000     Green Tree Financial
                  Corp. 1997-4, Class A4,

                  6.65%, 2/15/2029                    456,426

      481,250     Indymac Manufactured
                  Housing Contract 1997-1,

                  Class A3, 6.61%, 2/25/2028          484,884
      211,500     Vanderbilt Mortgage
                  Finance 1995-B, Class

                  A3, 6.675%, 5/7/2006                212,584

      500,000     Vanderbilt Mortgage
                  Finance 1999-A, Class

                  2B2, 7.536%, 6/7/2016               500,600
                  TOTAL                             5,519,749

                  OTHER-1.4%

      527,235     Green Tree Recreational
                  Equipment & Consumer
                  Trust Series 1996-A,

                  Class B, 5.95%, 2/15/2018           508,287
      124,970     Green Tree Recreational
                  Equipment & Consumer
                  Trust Series 1997-B,

                  Class A1, 6.55%, 7/15/2028          125,413
                  TOTAL                               633,700

                  TOTAL ASSET-BACKED
                  SECURITIES (IDENTIFIED

                  COST $23,166,908)                20,775,905
                  COLLATERALIZED MORTGAGE

                  OBLIGATIONS-29.8%
                  WHOLE LOAN-29.8%

      783,150   1 Bayview Financial
                  Acquisition Trust 1998-1,
                  Class M-I-1, 7.52%,

                  5/25/2029                           764,793

      491,006  1  Bayview Financial
                  Acquisition Trust 1998-1,
                  Class M-II-2,

                  5.68688%, 5/25/2029                 464,310

      633,075     Bear Stearns Mortgage
                  Securities, Inc. 1996-8,
                  Class B3, 8.00%,

                  11/25/2027                          634,088
      334,513     C-BASS ABS, LLC Series
                  1998-3, Class AF, 6.50%,
                  1/25/2033                           330,854

      139,718     GE Capital Mortgage
                  Services, Inc. 1998-11,
                  Class 1A1, 6.75%,

                  6/25/2028                           140,314

      962,114     Greenwich Capital
                  Acceptance 1994-C, Class

                  B1, 6.6624%, 3/31/2010              966,545

      100,000   1 Mellon Residential
                  Funding Corp 1998-TBC1,
                  Class B4, 6.59258%,

                  10/25/2028                           74,375

      943,472     Norwest Asset Securities
                  Corp. 1998-2, Class A1,

                  6.50%, 2/25/2028                    939,122

      714,389     Resecuritization
                  Mortgage Trust 1998-A,
                  Class B3, 7.8985%,

                  10/26/2023                          612,810

    1,000,000     Residential Accredit
                  Loans, Inc., 1997-QS12,
                  Class A6, 7.25%,

                  11/25/2027                        1,006,890

      250,000     Residential Accredit
                  Loans, Inc., 1998-QS14,
                  Class A1, 6.75%,

                  10/25/2028                          250,933

      500,000     Residential Asset
                  Securitization Trust
                  1998-A12, Class A1,

                  6.75%, 11/25/2028                   503,303

      857,835     Residential Asset
                  Securitization Trust
                  1998-A5, Class A1,

                  6.75%, 6/25/2028                    863,514

      970,164     Residential Asset
                  Securitization Trust
                  1998-A6, Class IA7,

                  6.75%, 7/25/2028                    976,504

    1,411,610     Residential Funding
                  Mortgage Securities I
                  Inc., 1994-S13, Class

                  M1, 7.00%, 5/25/2024              1,411,850

    1,303,691     Residential Funding
                  Mortgage Securities I
                  1995-S4, Class M1,

                  8.00%, 4/25/2010                  1,328,435

    1,500,000     Residential Funding
                  Mortgage Securities I
                  1996-S1, Class A11,

                  7.10%, 1/25/2026                  1,510,485

PRINCIPAL
AMOUNT

OR SHARES                                              VALUE

                  COLLATERALIZED MORTGAGE

                  OBLIGATIONS-continued

                  WHOLE LOAN-CONTINUED

 $    489,069     Residential Funding
                  Mortgage Securities I
                  1996-S25, Class M3,
                  7.75%, 12/25/2026             $     495,026
                  TOTAL COLLATERALIZED
                  MORTGAGE OBLIGATIONS

                  (IDENTIFIED COST $10,990,733)    13,274,151
                  CORPORATE BONDS-9.9%

                  CABLE TELEVISION-2.4%
    1,000,000     Continental Cablevision,

                  Sr. Sub. Deb., 11.00%,

                  6/1/2007                          1,059,510
                  FINANCE - RETAIL-3.0%

      600,000     AT&T Capital Corp.,
                  Medium Term Note, 6.16%,

                  12/3/1999                           604,332

      500,000     Advanta Corp., Medium

                  Term Note, 6.90%, 8/4/1999          496,615
      250,000     Corp Andina De Fomento,
                  Bond, 7.375%, 7/21/2000             251,260
                  TOTAL                             1,352,207

                  FINANCIAL
                  INTERMEDIARIES-2.2%

    1,000,000     Lehman Brothers
                  Holdings, Inc., Medium
                  Term Note, 6.375%,

                  3/15/2001                           998,770

                  INSURANCE-2.3%
    1,000,000     Conseco, Inc., Sr. Note,

                  7.875%, 12/15/2000                1,012,990

                  TOTAL CORPORATE BONDS
                  (IDENTIFIED COST

                  $4,427,327)                       4,423,477
                  GOVERNMENTS/AGENCIES-
                  0.3%

      123,000     Brazil, Government of,
                  IDU, 6.0625%, 1/1/2001
                  (identified cost

                  $107,994)                           112,853
                  MUTUAL FUND-5.9%

      279,230     The High Yield Bond
                  Portfolio (identified

                  cost $2,620,094)                  2,630,344
                  REPURCHASE AGREEMENTS-

                  30.6% 2
    7,000,000     ABN AMRO, Inc., 5.05%,

                  dated 3/31/1999, due

                  4/1/1999                          7,000,000

    6,595,000     Societe Generale, New
                  York, 4.95%, dated

                  3/31/1999, due 4/1/1999           6,595,000

                  TOTAL REPURCHASE
                  AGREEMENTS (AT AMORTIZED

                  COST)                            13,595,000

                  TOTAL INVESTMENTS
                  (IDENTIFIED COST

                  $54,908,056) 3                 $ 54,811,730


1 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At March 31, 1999, these securities amounted to $1,957,148 which represents 4.4% of net assets.

2 The repurchase agreements are fully collateralized by U.S. Treasury and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $54,908,056. The net unrealized depreciation of investments on a federal tax basis amounts to $96,326 which is comprised of $81,307 appreciation and $177,633 depreciation at March 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($44,475,472) at March 31, 1999.

The following acronym is used throughout this portfolio:

LLC -Limited Liability Corporation

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 1999 (UNAUDITED)



ASSETS:
Investments in
repurchase agreements         $ 13,595,000
Investments in
securities                      41,216,730
Total investments in
securities, at value
(identified and tax cost
$54,908,056)                                   $ 54,811,730
Cash                                                 10,904
Income receivable                                   334,260
Receivable for shares
sold                                              1,601,537
Receivable for daily
variation margin                                     80,991
TOTAL ASSETS                                     56,839,422
LIABILITIES:

Payable for investments
purchased                     $ 12,197,761
Income distribution
payable                            161,136
Accrued expenses                     5,053
TOTAL LIABILITIES                                12,363,950

Net assets for
22,155,030 shares

outstanding                                    $ 44,475,472
NET ASSETS CONSIST OF:
Paid in capital                                $ 44,404,289
Net unrealized
depreciation of
investments and futures
contracts                                          (123,576)
Accumulated net realized
gain on investments and
futures contracts                                   190,681
Undistributed net
investment income                                     4,078
TOTAL NET ASSETS                               $ 44,475,472
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SERVICE
SHARES:
$44,475,472 / 22,155,030
shares outstanding                                    $2.01


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)



INVESTMENT INCOME:
Dividends                                                       $   34,866
Interest                                                           459,589
TOTAL INCOME                                                       494,455
EXPENSES:

Investment advisory fee                        $   40,694
Administrative personnel
and services fee                                   48,631
Custodian fees                                      1,447
Transfer and dividend
disbursing agent fees
and expenses                                        8,946
Directors'/Trustees' fees                             852
Auditing fees                                       4,402
Legal fees                                          2,130
Portfolio accounting fees                          19,806
Shareholder services fee                           16,956
Share registration costs                           19,596
Printing and postage                               13,064
Insurance premiums                                  2,130
Miscellaneous                                       1,704
TOTAL EXPENSES                                    180,358
WAIVERS AND REIMBURSEMENTS:
Waiver of investment
advisory fee                  $  (40,694)
Reimbursement of other
operating expenses              (109,388)
TOTAL WAIVERS AND
REIMBURSEMENTS                                   (150,082)
Net expenses                                                        30,276
Net investment income                                              464,179
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS:
Net realized gain on
investments and futures
contracts                                                          144,837
Net change in unrealized
depreciation of investments
and futures                                                       (123,576)
NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND
FUTURES CONTRACTS                                                   21,261
Change in net assets
resulting from operations                                       $  485,440


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                  SIX MONTHS
                                       ENDED              PERIOD

                                 (unaudited)               ENDED
                                   MARCH 31,       SEPTEMBER 30,

                                        1999                1998 1
INCREASE (DECREASE) IN

NET ASSETS

OPERATIONS:

Net investment income          $     464,179       $     240,399
Net realized gain on
investments and futures
contracts ($144,837 and
$45,849, respectively,
as computed for federal

tax purposes)                        144,837              45,849
Net change in unrealized
depreciation of investments
and futures contracts               (123,576)                  -
CHANGE IN NET ASSETS
RESULTING FROM

OPERATIONS                           485,440             286,248
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares                       -            (171,646)
Institutional Service Shares        (461,455)            (67,399)
Distributions from net
realized gains
Institutional Shares                       -             (28,854)
Institutional Service
Shares                                     -                  (1)
CHANGE IN NET ASSETS
RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                     (461,455)           (267,900)
SHARE TRANSACTIONS:
Proceeds from sale of shares      69,906,573           8,976,726
Net asset value of shares
issued to shareholders
in payment of
distributions declared               119,270              84,773
Cost of shares redeemed          (25,674,377)        (14,014,250)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                      44,351,466          (4,952,751)
Change in net assets              44,375,451          (4,934,403)
NET ASSETS:

Beginning of period                  100,021           5,034,424
End of period (including
undistributed net investment
income of $4,078 and $1,354,
respectively)                  $  44,475,472       $     100,021


1 For the period from October 3, 1997 (date of initial public investment) to September 30, 1998.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                              SIX MONTHS
                                   ENDED              PERIOD

                             (unaudited)               ENDED
                               MARCH 31,       SEPTEMBER 30,

                                    1999                1998 1
NET ASSET VALUE,
BEGINNING OF PERIOD               $10.16              $10.09

INCOME FROM INVESTMENT

OPERATIONS:

Net investment income               0.11                0.52
Net realized and
unrealized gain (loss)
on investments and
futures contracts                  (8.17)               0.13
TOTAL FROM INVESTMENT

OPERATIONS                         (8.06)               0.65
LESS DISTRIBUTIONS:
Distributions from net
investment income                  (0.09)              (0.52)
Distributions from net
realized gain on
investments                            -               (0.06)
TOTAL DISTRIBUTIONS                (0.09)              (0.58)
NET ASSET VALUE, END OF

PERIOD                            $ 2.01              $10.16
TOTAL RETURN 2                      3.67%               6.75%

RATIOS TO AVERAGE NET

ASSETS:

Expenses                            0.45% 3             0.56% 3
Net investment income               6.83% 3             5.18% 3
Expense
waiver/reimbursement 4              2.21% 3             6.83% 3
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $44,475                $100
Portfolio turnover                    14%                501%


1 Reflects operations for the period from October 3, 1997 (date of initial public investment) to September 30, 1998.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MARCH 31, 1999 (UNAUDITED)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is to provide total return consistent with current income.

Shareholders and/or the Board of Directors (the "Directors") approved a change in the name of the Fund as follows:



EFFECTIVE DATE   NEW NAME

10/27/1998       Federated Ultrashort Bond Fund


Previously, the Fund provided two classes of shares, Institutional Shares and Institutional Service Shares. As of September 10, 1998, the "Institutional Shares" were no longer offered. The unissued shares were subsequently reclassified as Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income and gains. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FUTURES CONTRACTS

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, hedge against interest rate risk, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended March 31, 1999, the Fund had realized gains of $143,242 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At March 31, 1999, the Fund had outstanding futures contracts as set forth below:



                                                                 Unrealized

EXPIRATION  CONTRACTS TO                                       Appreciation
DATE        DELIVER/RECEIVE                        Position  (Depreciation)
June 1999   3 U.S. Treasury Long Bond Futures      Short      $        656
June 1999   11 U.S. Treasury 10 Year Note Futures  Short            (2,406)
June 1999   12 U.S. Treasury 5 Year Note Futures   Short            (6,750)
June 1999   40 U.S.Treasury 2 Year Note Futures    Short           (18,750)

NET UNREALIZED APPRECIATION

(DEPRECIATION) ON FUTURES CONTRACTS                               $(27,250)


RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At March 31, 1999, par value shares ($0.001 per share) authorized were as follows:



                               Number of Par
                               Value Capital

CLASS NAME                     Stock Authorized
Institutional Service Shares   2,000,000,000


Transactions in capital stock were as follows:



                                 SIX MONTHS ENDED                  PERIOD ENDED
                                  MARCH 31, 1999                 SEPTEMBER 30,1998 1

INSTITUTIONAL SHARES:         SHARES           AMOUNT          SHARES           AMOUNT
Shares sold                          -                   -      478,137       $   4,813,126
Shares issued to
shareholders in payment
of distributions declared            -                   -        2,880              28,987
Shares redeemed                      -                   -     (981,543)         (9,894,109)
NET CHANGE RESULTING
FROM INSTITUTIONAL

SHARE TRANSACTIONS                   -                   -     (500,526)      $  (5,051,996)


                                 SIX MONTHS ENDED                    PERIOD ENDED
                                  MARCH 31, 1999                 SEPTEMBER 30, 1998 1

INSTITUTIONAL SERVICE

SHARES:                      SHARES              AMOUNT          SHARES           AMOUNT
Shares sold                 34,861,510      $   69,906,573      413,567       $   4,163,600
Shares issued to
shareholders in payment
of
distributions declared          59,526             119,270        5,551              55,786
Shares redeemed            (12,775,849)        (25,674,377)    (409,305)         (4,120,141)
NET CHANGE RESULTING
FROM INSTITUTIONAL

SERVICE SHARE

TRANSACTIONS                22,145,187       $  44,351,466        9,813       $      99,245
NET CHANGE RESULTING

FROM SHARE TRANSACTIONS     22,145,187       $  44,351,466     (490,713)      $  (4,952,751)


1 For the period from October 3, 1997 (date of initial public investment) to September 30, 1998.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser, receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. Effective March 31, 1999, Federated Management merged into Federated Advisers. On March 31, 1999, the name of Federated Advisers was changed to Federated Investment Management Company (the "Adviser"). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended March 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common Director/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $3,136,719 and $296,174, respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term, for the period ended March 31, 1999, were as follows:



Purchases   $43,427,765
Sales       $ 2,124,317


YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

J. CHRISTOPHER DONAHUE

JAMES E. DOWD, ESQ.

LAWRENCE D. ELLIS, M.D.

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Federated Ultrashort Bond Fund

(Formerly, Federated Limited Duration Government Fund)

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

MARCH 31, 1999

 [Graphic]
 Federated

 Federated Ultrashort Bond Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 31428Q606

G02603-01 (5/99)

 [Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc. The report covers the six-month period from October 1, 1998 through March 31, 1999, and includes commentary by the fund's portfolio manager, followed by the portfolio of investments and financial statements.

During the reporting period, the fund's diversified portfolio of U.S. government mortgage-backed securities produced a net total return of 2.56% 1 for Institutional Shares and 2.41%1 for Institutional Service Shares. Dividends paid by the fund during this period totaled $0.34 per share for Institutional Shares and $0.32 per share for Institutional Service Shares. The fund's total net assets reached $10.7 million.

We appreciate your continued confidence in Federated Mortgage Fund. As always, we welcome your questions and comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
May 15, 1999

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost.

Investment Review

Federated Mortgage Fund provides shareholders with a professionally-managed portfolio of mortgage-backed securities. The fund will invest at least 65% of its total assets in U.S. government and non-U.S. government mortgage-backed securities.

During the semi-annual reporting period, the U.S. Treasury market went through two distinct time periods. The first three months saw incredible volatility as investors sought to disengage from the markets, given concerns over Russia and Latin America, and flee to the perceived safety of U.S. Treasury securities. This headlong rush for liquidity at any price caused U.S. Treasury yields to reach generational lows. During this time, the yield on the 30-year U.S. Treasury declined to 4.72%.

As the second half of the reporting period began, investors began to wonder whether or not emerging market woes would be sufficient to slow the U.S. economy and if the Federal Reserve Board (the "Fed") would respond by increasing interest rates. U.S. economic activity continued at a brisk pace. Driving the U.S. economy was rapid consumer spending being fueled by the surging stock market. Healthy wage gains from a strong job market gave consumers the confidence to spend not only what they take home but also some of the continuing gains that the rising stock market gave them. In addition to strong economic growth, nervousness about inflation crept back into the market through higher oil prices and a rising dollar. This overall strength and concern of possible increases in inflation reawakened fears of tightening by the Fed. As the second half of the reporting period began, the Fed was waiting for clearer signals from leading indicators of growth and inflation. The combination of more moderate wage and price data, a stronger dollar and rising bond yields, slowing money growth and lingering global uncertainties kept Fed policy on hold. These issues coupled with wide spreads in other fixed income securities caused investors to sell U.S. Treasuries and buy higher yielding alternatives such as mortgage-backed securities.

The impact to the mortgage-backed market from these events pushed mortgage spreads over Treasuries to ten-year wides. Liquidity concerns, and not prepayment fears, drove the widening in mortgage spreads. Fortunately, this proved to be a short-lived phenomenon as investors realized the potential for investing in the mortgage asset class during this time of turmoil. During this reporting period, the spread relationship between U.S. Treasuries and mortgages tightened by over 70 basis points. Increasing interest rates, declining volatility and diminished prepayment fears contributed to the strong performance. With increasing interest rates, the 30-year mortgage commitment rate rose above 7% for the first time since last summer. Given the last year of near record low mortgage rates and record high refinancing activity, there is limited refinancing demand remaining in the mortgage market at these current rate levels. The effect of this increase in mortgage rates should lead to a declining supply of mortgage securities as refinancing activity subsides. This reduced supply should contribute to further spread tightening in the mortgage market. Another factor which bodes well for the performance of the mortgage market in the second half of the year will be continued demand from the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"). Both agencies have increased purchase commitments above last year's pace for the same time period. Finally, even with the tremendous spread tightening mortgages have experienced, they are still attractive versus U.S. Treasuries on a historical basis. Given the view that U.S. Treasury yields are range bound, this should further enhance the attractiveness of the mortgage-backed sector.

On March 24, 1999, Norwest Mortgage and FHLMC announced a business alliance. There are three important features of this alliance. The first is that Norwest will sell 100% of its conforming mortgages to FHLMC. The second feature is that FHLMC will automatically accept mortgages approved by Norwest's proprietary automated underwriting system. Finally, the two companies will share information on assessing credit risk. As the nation's leading mortgage lender, Norwest is projected to originate roughly $40 billion in fixed rate conforming loans in 1999. In the past, approximately $23 billion of these loans would have ended up as FNMA mortgage securities and about $17 billion as FHLMC securities. Given this alliance, about $17 billion of Norwest originated loans may end up transferring from FNMA to FHLMC securities in 1999. FHLMC securities have typically traded below their fair value versus FNMA due to perceived liquidity differences. Increased issuance of FHLMC securities could alter these perceptions and result in improved trading levels for FHLMC securities. It remains to be seen if this alliance remains unique or is the beginning of a trend whereby originators will closely align themselves with one of the agencies.

The current portfolio strategy targets an effective duration of 2.9 years, which is neutral to the Lehman Brothers Mortgage-Backed Securities Index. 1 As of March 31, 1999, the fund recorded net assets of $10.7 million with an average 30-day net yield as calculated under SEC guidelines of 6.37%2 for Institutional Shares and 6.11%2 for Institutional Service Shares based upon a net asset value of $10.03. The fund's net total rate of return for the semi-annual period ended March 31, 1999 was 2.56% for the Institutional Shares and 2.41% for the Institutional Service Shares.2 This compares to 1.79% for the Lehman Brothers Mortgage Index and 0.58% for the Merrill Lynch 2-Year Treasury Index.3

1 The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities issued by GNMA, FNMA and FHLMC, including GNMA Graduated payment mortgages. Investments cannot be made in an index.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

3 The Merrill Lynch 2-Year Treasury Index is an unmanaged index tracking 2 year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

Last Meeting of Shareholders

The Annual Meeting of Shareholders of Federated Total Return Series, Inc. (the "Corporation") was held on March 23, 1999. On January 22, 1999, the record date for shareholders voting at the meeting, there were 24,102,378 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

To elect Directors. 1


                                    WITHHELD

                                    AUTHORITY
                                   FOR TO VOTE

Thomas G. Bigley                    18,104,839    35,879
Nicholas P. Constantakis            18,138,428     2,290
John F. Cunningham                  18,138,428     2,290
J. Christopher Donahue              18,138,428     2,290
Charles F. Mansfield, Jr.           18,138,428     2,290
John E. Murray, Jr., J.D., S.J.D.   18,138,428     2,290
John S. Walsh                       18,138,428     2,290


1 The following Directors of the Corporation continued their terms as Directors of the Corporation: John F. Donahue, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, and Majorie P. Smuts.

AGENDA ITEM 2

Agenda Item 2: To ratify the selection of Ernst & Young LLP as the Corporation's independent auditors.


FOR          AGAINST   ABSTENTIONS
18,110,860   215       29,642


Portfolio of Investments

MARCH 31, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                              VALUE

                ASSET-BACKED SECURITIES-
                0.9%
                HOME EQUITY LOANS-0.9%

  $   100,000   Green Tree Home Equity
                Loan Trust 1999, Class
                B2A, 7.440%, 2/15/2029
                (identified cost
                $99,998)                     $     99,938
                LONG-TERM OBLIGATIONS-

                98.4%

                FEDERAL HOME LOAN
                MORTGAGE CORPORATION-

                25.0%

    1,797,278   6.500%, 9/1/2028                1,789,981
      851,860   7.500%, 6/1/2027                  875,814
                TOTAL                           2,665,795

                FEDERAL HOME LOAN

                MORTGAGE CORPORATION

                REMIC-10.5%
      250,000   Series 2031-BO,

                (Principal Only),

                2/20/2028                         196,875
      398,978   Series 197-PO,
                (Principal Only),

                4/1/2028                          273,739
    2,301,614   Series 2097-S, 2.574%,
                (Interest Only),

                11/15/2028                         92,065
    1,700,000   Series 2139-IO, 6.500%,
                (Interest Only),

                10/15/2026                        378,250
      265,178   Series 2030-PE, 7.000%,
                (Interest Only),

                2/15/2028                          88,172
      325,000   Series 2081-ED, 7.500%,
                (Interest Only),

                8/15/2028                          84,500
                TOTAL                           1,113,601

                FEDERAL NATIONAL
                MORTGAGE ASSOCIATION-

                25.0%
    2,063,486   6.000%, 1/1/2014 -

                2/1/2029                        2,020,995
       99,999   6.500%, 2/1/2029                   99,530
      521,156   8.000%, 12/1/2026                 542,003
                TOTAL                           2,662,528
                GOVERNMENT NATIONAL
                MORTGAGE ASSOCIATION-

                36.5%

       99,874   6.000%, 11/15/2028                 97,034
    1,431,413   6.500%, 5/15/2024 -
                2/15/2029                       1,428,937
    2,327,527   7.000%, 11/15/2028 -
                1/15/2029                       2,363,161
                TOTAL                           3,889,132


PRINCIPAL

AMOUNT                                              VALUE

                LONG-TERM OBLIGATIONS-

                continued

                GOVERNMENT NATIONAL

                MORTGAGE ASSOCIATION

                REMIC-1.4%
  $   200,000   Series 97-17 PO,

                (Principal Only),

                12/20/2027                   $    156,188
                TOTAL LONG-TERM
                OBLIGATIONS (IDENTIFIED

                COST $10,470,384)              10,487,244
                REPURCHASE AGREEMENT-

                4.1% 1
      435,000   ABN AMRO, Inc., 5.050%,

                dated 3/31/1999, due
                4/1/1999 (at amortized

                cost)                             435,000

                TOTAL INVESTMENTS
                (IDENTIFIED COST

                $11,005,382) 2               $ 11,022,182

1 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

2 The cost of investments for federal tax purposes amounts to $11,005,382. The net unrealized appreciation of investments on a federal tax basis amounts to $16,800 which is comprised of $67,715 appreciation and $50,915 depreciation at March 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($10,654,160) at March 31, 1999.

The following acronym is used throughout this portfolio:

REMIC -Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$11,005,382)                                    $ 11,022,182
Income receivable                                     48,938
Cash                                                  32,950
Prepaid expenses                                       1,122
TOTAL ASSETS                                      11,105,192
LIABILITIES:

Payable for investments
purchased                     $ 398,124
Income distribution
payable                          52,908
TOTAL LIABILITIES                                    451,032
Net assets for 1,062,152
shares outstanding                              $ 10,654,160
NET ASSETS CONSIST OF:

Paid in capital                                 $ 10,620,967
Net unrealized
appreciation of
investments                                           16,800
Accumulated net realized
gain on investments                                   16,393
TOTAL NET ASSETS                                $ 10,654,160
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER
SHARE
INSTITUTIONAL SHARES:
$10,621,209 / 1,058,867
shares outstanding                                    $10.03
INSTITUTIONAL SERVICE
SHARES:
$32,951 / 3,285 shares
outstanding                                           $10.03

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest (net of dollar
roll expense of $608)                                            $ 214,351
EXPENSES:

Investment advisory fee                         $   12,335
Administrative personnel
and services fee                                    77,288
Custodian fees                                       1,929
Transfer and dividend
disbursing agent fees
and expenses                                        25,013
Directors'/Trustees'

fees                                                 1,419
Auditing fees                                        3,634
Portfolio accounting
fees                                                27,959
Distribution services
fee-Institutional
Service Shares                                          18
Shareholder services
fee-Institutional Shares                             7,692
Shareholder services
fee-Institutional
Service Shares                                          18
Share registration costs                            11,399
Printing and postage                                11,561
Insurance premiums                                   1,465
TOTAL EXPENSES                                     181,730
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                  $  (12,335)
Waiver of distribution
services fee-
Institutional Service
Shares                               (15)
Waiver of shareholder
services fee-
Institutional Shares              (7,691)
Reimbursement of other
operating expenses              (152,416)
TOTAL WAIVERS AND
REIMBURSEMENTS                                   (172,457)
Net expenses                                                         9,273
Net investment income                                              205,078
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain on
investments                                                         30,105
Net change in unrealized
depreciation of
investments                                                        (53,274)
Net realized and
unrealized loss on
investments                                                        (23,169)
Change in net assets
resulting from
operations                                                       $ 181,909

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                  SIX MONTHS
                                       ENDED                YEAR

                                 (unaudited)               ENDED
                                   MARCH 31,       SEPTEMBER 30,

                                        1999                1998
INCREASE (DECREASE) IN

NET ASSETS

OPERATIONS:

Net investment income          $     205,078       $       488,461
Net realized gain (loss)
on investments ($30,105
and $(13,712),
respectively, as
computed for federal tax
purposes)                             30,105                (3,683)
Net change in unrealized
depreciation                         (53,274)              (75,797)
CHANGE IN NET ASSETS
RESULTING FROM

OPERATIONS                           181,909               408,981
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (198,876)            (488,300)
Institutional Service
Shares                                  (438)                (161)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (199,314)             (488,461)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             6,588,690             5,156,650
Net asset value of shares
issued to shareholders
in payment of
distributions declared                34,268                46,227
Cost of shares redeemed           (1,190,642)           (5,034,414)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       5,432,316               168,463
Change in net assets               5,414,911                88,983
NET ASSETS:

Beginning of period                5,239,249             5,150,266
End of period                  $  10,654,160       $     5,239,249

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                             SIX MONTHS

                                  ENDED

                            (unaudited)

                             MARCH  31,     YEAR ENDED SEPTEMBER 30,
                                   1999          1998       1997 1

NET ASSET VALUE,
BEGINNING OF PERIOD               $10.11       $10.26     $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income               0.34         0.95       0.25
Net realized and
unrealized gain (loss)
on investments                     (0.08)       (0.15)      0.26
TOTAL FROM INVESTMENT

OPERATIONS                          0.26         0.80       0.51
LESS DISTRIBUTIONS:

Distributions from net

investment income                  (0.34)       (0.95)     (0.25)
NET ASSET VALUE, END OF

PERIOD                            $10.03       $10.11     $10.26
TOTAL RETURN 2                      2.56%        8.25%      5.12%

RATIOS TO AVERAGE NET

ASSETS:

Expenses                            0.30% 4      0.26%      0.00% 4
Net investment income               6.65% 4      9.42%      7.37% 4
Expense
waiver/reimbursement 3              5.59% 4      7.22%     12.25% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $10,621       $5,224     $5,145
Portfolio turnover                    86%         147%         9%

1 Reflects operations for the period from May 31, 1997 (start of performance) to September 30, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX MONTHS

                                   ENDED

                             (unaudited)

                              MARCH  31,     YEAR ENDED SEPTEMBER 30,
                                    1999          1998       1997 1

NET ASSET VALUE,
BEGINNING OF PERIOD               $10.11        $10.26     $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income               0.32          0.92       0.24
Net realized and
unrealized gain (loss)
on investments                     (0.08)        (0.15)      0.26
TOTAL FROM INVESTMENT

OPERATIONS                          0.24          0.77       0.50
LESS DISTRIBUTIONS:

Distributions from net

investment income                  (0.32)        (0.92)     (0.24)
NET ASSET VALUE, END OF

PERIOD                            $10.03        $10.11     $10.26
TOTAL RETURN 2                      2.41%         7.93%      5.07%

RATIOS TO AVERAGE NET

ASSETS:

Expenses                            0.60% 4       0.48%      0.00% 4
Net investment income               6.39% 4       6.62%      7.76% 4
Expense
waiver/reimbursement 3              5.71% 4       8.52%     14.14% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                        $33          $15         $5
Portfolio turnover                    86%         147%         9%

1 Reflects operations for the period from May 31, 1997 (start of performance) to September 30, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MARCH 31, 1999 (UNAUDITED)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

The Board of Directors (the "Directors") approved changing the name from Federated Government Fund to the Federated Mortgage Fund. This change was effective as of June 30, 1998.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At September 30, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $13,712, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FHLMC and FNMA in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At March 31, 1999, par value shares ($0.001 per share) authorized were as follows:


                               NUMBER OF
                               PAR VALUE
                               CAPITAL STOCK

SHARE CLASS NAME               AUTHORIZED
Institutional Shares           1,000,000,000
Institutional Service Shares   1,000,000,000
TOTAL SHARES AUTHORIZED        2,000,000,000


Transactions in capital stock were as follows:


                                SIX MONTHS ENDED                   YEAR ENDED
                                 MARCH 31, 1999                SEPTEMBER 30, 1998

INSTITUTIONAL SHARES:       SHARES            AMOUNT        SHARES            AMOUNT
Shares sold                 656,162       $  6,566,168      508,001       $  5,141,650
Shares issued to
shareholders in payment
of distributions
declared                      3,364             33,937        4,581             46,199
Shares redeemed            (117,580)        (1,185,393)    (496,925)        (5,029,318)
NET CHANGE RESULTING
FROM INSTITUTIONAL

SHARE TRANSACTIONS          541,946       $  5,414,712       15,657       $    158,531


SIX MONTHS ENDED                   YEAR ENDED

                                 MARCH 31, 1999                SEPTEMBER 30, 1998
INSTITUTIONAL SERVICE

SHARES:                     SHARES            AMOUNT        SHARES            AMOUNT
Shares sold                   2,246       $     22,522        1,494       $     15,000
Shares issued to
shareholders in payment
of distributions
declared                         33                331            3                 28
Shares redeemed                (520)            (5,249)        (494)            (5,096)
NET CHANGE RESULTING
FROM INSTITUTIONAL

SERVICE SHARE

TRANSACTIONS                  1,759       $     17,604        1,003       $      9,932
NET CHANGE RESULTING

FROM SHARE TRANSACTIONS     543,705       $  5,432,316       16,660       $    168,463

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser, receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. Effective March 31, 1999, Federated Management merged into Federated Advisers. On March 31, 1999, the name of Federated Advisers was changed to Federated Investment Management Company (the "Adviser"). The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended March 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $173,867 and $1,385,217, respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1999, were as follows:

Purchases     $ 10,828,656
Sales         $  5,388,565

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
J. CHRISTOPHER DONAHUE
JAMES E. DOWD, ESQ.
LAWRENCE D. ELLIS, M.D.
EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN
JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR
MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Mortgage Fund
(Formerly, Federated Government Fund)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 1999

[Graphic]
Federated

Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804
G02367-01 (5/99)

[Graphic]